UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07672

         The BlackRock New York Investment Quality Municipal Trust Inc.
--------------------------------------------------------------------------------
-               (Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE                                19809
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

                          Robert S. Kapito, President,
         The BlackRock New York Investment Quality Municipal Trust Inc.,
                     40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 10/31/03

Date of reporting period: 4/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

-------------------------------------------------------------
BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2003 (UNAUDITED)

-------------------------------------------------------------

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                               [BLACKROCK LOGO]

                                TABLE OF CONTENTS

Letter to Shareholders ......................................................  1
Trust Summaries .............................................................  2
Portfolios of Investments ................................................... 12
Financial Statements
   Statements of Assets and Liabilities ..................................... 31
   Statements of Operations ................................................. 33
   Statements of Changes in Net Assets ...................................... 35
Financial Highlights ........................................................ 39
Notes to Financial Statements ............................................... 49
Dividend Reinvestment Plans ................................................. 53
Additional Information ...................................................... 54




--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                    May 31, 2003

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal bond securities. This report contains the Trusts' unaudited financial statements and a listing of the portfolios' holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts' yields, tax-equivalent yields, closing market prices per share and net asset values ("NAV") per share as of April 30, 2003.

------------------------------------------------------------------------------------------------------------------
                                                                                    TAX-
                                                                                 EQUIVALENT     MARKET
                        TRUST                                           YIELD(1)   YIELD(1)      PRICE      NAV
------------------------------------------------------------------------------------------------------------------
 BlackRock Investment Quality Municipal Trust (BKN)                       6.24%      9.60%      $13.94    $15.25
------------------------------------------------------------------------------------------------------------------
 BlackRock Municipal Income Trust (BFK)                                   7.10      10.93        13.20     13.47
------------------------------------------------------------------------------------------------------------------
 BlackRock California Investment Quality Municipal Trust (RAA)            6.19       9.52        13.25     14.49
------------------------------------------------------------------------------------------------------------------
 BlackRock California Municipal Income Trust (BFZ)                        6.77      10.42        13.07     14.11
------------------------------------------------------------------------------------------------------------------
 BlackRock Florida Investment Quality Municipal Trust (RFA)               5.38       8.27        15.36     15.63
------------------------------------------------------------------------------------------------------------------
 BlackRock Florida Municipal Income Trust (BBF)                           6.29       9.67        14.04     14.88
------------------------------------------------------------------------------------------------------------------

 BlackRock New Jersey Investment Quality Municipal Trust (RNJ)            5.55       8.54        14.25     14.88
------------------------------------------------------------------------------------------------------------------
 BlackRock New Jersey Municipal Income Trust (BNJ)                        6.22       9.57        13.99     14.58
------------------------------------------------------------------------------------------------------------------
 BlackRock New York Investment Quality Municipal Trust (RNY)              6.16       9.47        14.25     15.43
------------------------------------------------------------------------------------------------------------------
 BlackRock New York Municipal Income Trust (BNY)                          6.55      10.08        13.39     14.73
------------------------------------------------------------------------------------------------------------------

(1) Yields are based on market price. Tax-equivalent yield assumes a Federal tax rate of 35%.

     BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to the municipal bond market. As of March 31, 2003, BlackRock managed approximately $15 billion in municipal bonds, including six open-end and 35 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.


Sincerely,



/s/ Laurence D. Fink                              /s/ Ralph L. Schlosstein

Laurence D. Fink                                  Ralph L. Schlosstein
Chief Executive Officer                           President
BlackRock Advisors, Inc.                          BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

--------------------------------------------
BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST
--------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                  BKN
--------------------------------------------------------------------------------
Initial Offering Date:                                       February 19, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                               $13.94
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                    $15.25
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.94):(1)            6.24%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                 $ 0.0725
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)              $ 0.8700
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                         37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.94      $13.48       3.41%      $13.94     $13.31
--------------------------------------------------------------------------------
 NAV                     $15.25      $15.19       0.39%      $15.48     $15.03
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Education                                       15%                   14%
--------------------------------------------------------------------------------
Industrial & Pollution Control                  14                    12
--------------------------------------------------------------------------------
Transportation                                  14                    15
--------------------------------------------------------------------------------
City, County & State                            13                    11
--------------------------------------------------------------------------------
Hospital                                        11                    10
--------------------------------------------------------------------------------
Power                                            8                     7
--------------------------------------------------------------------------------
Lease Revenue                                    7                     9
--------------------------------------------------------------------------------
Tobacco                                          5                     6
--------------------------------------------------------------------------------
Housing                                          5                     5
--------------------------------------------------------------------------------
Tax Revenue                                      4                     5
--------------------------------------------------------------------------------
Resource Recovery                                1                     1
--------------------------------------------------------------------------------
Other                                            3                     5
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                         53%                   55%
--------------------------------------------------------------------------------
AA/Aa                                           10                    11
--------------------------------------------------------------------------------
A                                               22                    21
--------------------------------------------------------------------------------
BBB/Baa                                          7                     6
--------------------------------------------------------------------------------
BB/Ba                                            3                     2
--------------------------------------------------------------------------------
Caa                                              1                    --
--------------------------------------------------------------------------------
Not Rated                                        4                     5
--------------------------------------------------------------------------------

----------
* Using the higher of Standard & Poor's ("S&P's"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch's") rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

--------------------------------
BLACKROCK MUNICIPAL INCOME TRUST
--------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BFK
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                $13.20
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                     $13.47
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.20):(1)             7.10%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $ 0.078125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $ 0.937500
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                          39%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                       ---------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.20      $13.46      (1.93)%     $13.49     $12.71
--------------------------------------------------------------------------------
 NAV                     $13.47      $13.33       1.05%      $13.85     $13.03
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                   APRIL 30, 2003       OCTOBER 31, 2002
--------------------------------------------------------------------------------
Industrial & Pollution Control                25%                    24%
--------------------------------------------------------------------------------
Hospital                                      22                     20
--------------------------------------------------------------------------------
Tobacco                                       10                     15
--------------------------------------------------------------------------------
City, County & State                          10                      7
--------------------------------------------------------------------------------
Housing                                        9                      7
--------------------------------------------------------------------------------
Education                                      7                      9
--------------------------------------------------------------------------------
Transportation                                 6                      7
--------------------------------------------------------------------------------
Water & Sewer                                  2                      3
--------------------------------------------------------------------------------
Lease Revenue                                  2                      1
--------------------------------------------------------------------------------
Power                                          1                      2
--------------------------------------------------------------------------------
Tax Revenue                                    1                      1
--------------------------------------------------------------------------------
Other                                          5                      4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                            APRIL 30, 2003       OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       16%                    11%
--------------------------------------------------------------------------------
AA/Aa                                          4                     12
--------------------------------------------------------------------------------
A                                             51                     50
--------------------------------------------------------------------------------
BBB/Baa                                       23                     18
--------------------------------------------------------------------------------
BB/Ba                                         --                      2
--------------------------------------------------------------------------------
B                                              1                      2
--------------------------------------------------------------------------------
CCC/Caa                                        2                     --
--------------------------------------------------------------------------------
Not Rated                                      3                      5
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-------------------------------------------------------
BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST
-------------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                    RAA
--------------------------------------------------------------------------------
Initial Offering Date:                                           May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $13.25
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $14.49
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.25):(1)              6.19%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.068333
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.819996
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                           34%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

--------------------------------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.25      $13.38      (0.97)%     $13.87     $12.95
--------------------------------------------------------------------------------
 NAV                     $14.49      $14.81      (2.16)%     $15.02     $14.29
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                           25%                   15%
--------------------------------------------------------------------------------
Transportation                                 24                    26
--------------------------------------------------------------------------------
Education                                      17                    24
--------------------------------------------------------------------------------
Lease Revenue                                  10                    12
--------------------------------------------------------------------------------
Tobacco                                         7                     9
--------------------------------------------------------------------------------
Water & Sewer                                   7                     5
--------------------------------------------------------------------------------
Power                                           5                     5
--------------------------------------------------------------------------------
Industrial & Pollution Control                  5                     2
--------------------------------------------------------------------------------
Housing                                        --                     2
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        49%                   53%
--------------------------------------------------------------------------------
AA/Aa                                          17                    17
--------------------------------------------------------------------------------
A                                              17                    13
--------------------------------------------------------------------------------
BBB/Baa                                         5                     5
--------------------------------------------------------------------------------
BB/Ba                                          --                     3
--------------------------------------------------------------------------------
CCC/Caa                                         3                    --
--------------------------------------------------------------------------------
Not Rated                                       9                     9
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-------------------------------------------
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST
-------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BFZ
--------------------------------------------------------------------------------
Initial Offering Date:                                           July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $13.07
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $14.11
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.07):(1)              6.77%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.07375
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.8850
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                           38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.07      $13.09      (0.15)%     $13.45     $12.65
--------------------------------------------------------------------------------
 NAV                     $14.11      $14.16      (0.35)%     $14.48     $13.75
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                           22%                   19%
--------------------------------------------------------------------------------
Housing                                        14                    13
--------------------------------------------------------------------------------
Tobacco                                        10                    13
--------------------------------------------------------------------------------
Power                                          10                     6
--------------------------------------------------------------------------------
Education                                      10                    11
--------------------------------------------------------------------------------
Hospital                                        9                     9
--------------------------------------------------------------------------------
Lease Revenue                                   9                    12
--------------------------------------------------------------------------------
Transportation                                  7                     8
--------------------------------------------------------------------------------
Industrial & Pollution Control                  1                     1
--------------------------------------------------------------------------------
Water & Sewer                                   1                     1
--------------------------------------------------------------------------------
Tax Revenue                                    --                     1
--------------------------------------------------------------------------------
Other                                           7                     6
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        33%                   35%
--------------------------------------------------------------------------------
AA/Aa                                          --                    --
--------------------------------------------------------------------------------
A                                              43                    41
--------------------------------------------------------------------------------
BBB/Baa                                         9                     9
--------------------------------------------------------------------------------
BB/Ba                                           1                     1
--------------------------------------------------------------------------------
Not Rated                                      14                    14
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

----------------------------------------------------
BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST
----------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                     RFA
--------------------------------------------------------------------------------
Initial Offering Date:                                            May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                  $15.36
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                       $15.63
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($15.36):(1)               5.38%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.0688
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.8256
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                            33%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $15.36      $14.50       5.93%      $15.45     $14.05
--------------------------------------------------------------------------------
 NAV                     $15.63      $15.65      (0.13)%     $15.85     $15.52
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Education                                      21%                   21%
--------------------------------------------------------------------------------
Tax Revenue                                    19                    15
--------------------------------------------------------------------------------
Transportation                                 17                    17
--------------------------------------------------------------------------------
Lease Revenue                                  14                    15
--------------------------------------------------------------------------------
Power                                          13                    13
--------------------------------------------------------------------------------
Hospital                                        8                     4
--------------------------------------------------------------------------------
City, County & State                            4                     9
--------------------------------------------------------------------------------
Housing                                         2                     2
--------------------------------------------------------------------------------
Water & Sewer                                   1                     4
--------------------------------------------------------------------------------
Tobacco                                         1                    --
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        66%                   71%
--------------------------------------------------------------------------------
AA/Aa                                           4                    --
--------------------------------------------------------------------------------
A                                              22                    21
--------------------------------------------------------------------------------
BBB/Baa                                         8                     8
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

----------------------------------------
BLACKROCK FLORIDA MUNICIPAL INCOME TRUST
----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BBF
--------------------------------------------------------------------------------
Initial Offering Date:                                           July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $14.04
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $14.88
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($14.04):(1)              6.29%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.073542
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.882504
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                           37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

--------------------------------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $14.04      $13.65       2.86%      $14.26     $13.37
--------------------------------------------------------------------------------
 NAV                     $14.88      $14.57       2.13%      $15.12     $14.35
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     APRIL 30, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                            25%                  24%
--------------------------------------------------------------------------------
Hospital                                        22                   15
--------------------------------------------------------------------------------
Water & Sewer                                   10                   11
--------------------------------------------------------------------------------
Housing                                          8                    2
--------------------------------------------------------------------------------
Power                                            8                    8
--------------------------------------------------------------------------------
Education                                        7                   17
--------------------------------------------------------------------------------
Tax Revenue                                      5                    5
--------------------------------------------------------------------------------
Lease Revenue                                    5                    5
--------------------------------------------------------------------------------
Transportation                                   5                    5
--------------------------------------------------------------------------------
Tobacco                                          3                    4
--------------------------------------------------------------------------------
Industrial & Pollution Control                   2                    2
--------------------------------------------------------------------------------
Other                                           --                    2
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              APRIL 30, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                         20%                  34%
--------------------------------------------------------------------------------
AA/Aa                                           45                   35
--------------------------------------------------------------------------------
A                                               16                   18
--------------------------------------------------------------------------------
BBB/Baa                                          8                    6
--------------------------------------------------------------------------------
Not Rated                                       11                    7
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-------------------------------------------------------
BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST
-------------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                     RNJ
--------------------------------------------------------------------------------
Initial Offering Date:                                            May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                  $14.25
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                       $14.88
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($14.25):(1)               5.55%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.0659
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.7908
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                            33%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                       ---------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $14.25      $13.30       7.14%      $14.30     $13.01
--------------------------------------------------------------------------------
 NAV                     $14.88      $14.64       1.64%      $15.03     $14.61
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Transportation                                 33%                   38%
--------------------------------------------------------------------------------
Hospital                                       15                    15
--------------------------------------------------------------------------------
Education                                      12                    11
--------------------------------------------------------------------------------
Power                                           7                     7
--------------------------------------------------------------------------------
City, County & State                            5                     5
--------------------------------------------------------------------------------
Resource Recovery                               5                     5
--------------------------------------------------------------------------------
Tax Revenue                                     5                    10
--------------------------------------------------------------------------------
Tobacco                                         4                    --
--------------------------------------------------------------------------------
Water & Sewer                                   3                     5
--------------------------------------------------------------------------------
Industrial & Pollution Control                  3                    --
--------------------------------------------------------------------------------
Housing                                         3                     4
--------------------------------------------------------------------------------
Other                                           5                    --
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        66%                   70%
--------------------------------------------------------------------------------
AA/Aa                                          10                     5
--------------------------------------------------------------------------------
A                                              14                    15
--------------------------------------------------------------------------------
BBB/Baa                                         2                     2
--------------------------------------------------------------------------------
B                                               3                     3
--------------------------------------------------------------------------------
Not Rated                                       5                     5
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-------------------------------------------
BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST
-------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                     BNJ
--------------------------------------------------------------------------------
Initial Offering Date:                                            July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                  $13.99
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                       $14.58
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.99):(1)               6.22%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.0725
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.8700
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                            37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

--------------------------------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.99      $13.64       2.57%      $14.10     $13.45
--------------------------------------------------------------------------------
 NAV                     $14.58      $14.29       2.03%      $14.80     $14.22
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Hospital                                       22%                   21%
--------------------------------------------------------------------------------
Lease Revenue                                  16                    18
--------------------------------------------------------------------------------
Housing                                        15                    12
--------------------------------------------------------------------------------
Transportation                                 14                    18
--------------------------------------------------------------------------------
Tobacco                                         9                    10
--------------------------------------------------------------------------------
City, County & State                            8                     8
--------------------------------------------------------------------------------
Industrial & Pollution Control                  2                     2
--------------------------------------------------------------------------------
Tax Revenue                                     2                    --
--------------------------------------------------------------------------------
Education                                       2                     1
--------------------------------------------------------------------------------
Water & Sewer                                   1                     1
--------------------------------------------------------------------------------
Other                                           9                     9
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        33%                   32%
--------------------------------------------------------------------------------
AA/Aa                                           5                     7
--------------------------------------------------------------------------------
A                                              29                    31
--------------------------------------------------------------------------------
BBB/Baa                                        21                    19
--------------------------------------------------------------------------------
B                                               3                     2
--------------------------------------------------------------------------------
Not Rated                                       9                     9
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-----------------------------------------------------
BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST
-----------------------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                     RNY
--------------------------------------------------------------------------------
Initial Offering Date:                                            May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                  $14.25
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                       $15.43
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($14.25):(1)               6.16%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.073125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.877500
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                            33%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                        --------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $14.25      $14.40      (1.04)%     $14.50     $13.69
--------------------------------------------------------------------------------
 NAV                     $15.43      $15.47      (0.26)%     $15.68     $15.32
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Education                                      32%                   26%
--------------------------------------------------------------------------------
City, County & State                           20                    22
--------------------------------------------------------------------------------
Lease Revenue                                  11                    11
--------------------------------------------------------------------------------
Industrial & Pollution Control                 11                    11
--------------------------------------------------------------------------------
Tax Revenue                                     9                    12
--------------------------------------------------------------------------------
Transportation                                  4                     3
--------------------------------------------------------------------------------
Water & Sewer                                   4                    --
--------------------------------------------------------------------------------
Power                                           4                     4
--------------------------------------------------------------------------------
Hospital                                        4                     4
--------------------------------------------------------------------------------
Tobacco                                         1                    --
--------------------------------------------------------------------------------
Housing                                        --                     4
--------------------------------------------------------------------------------
Resource Recovery                              --                     3
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        44%                   38%
--------------------------------------------------------------------------------
AA/Aa                                          16                    22
--------------------------------------------------------------------------------
A                                              28                    33
--------------------------------------------------------------------------------
BBB/Baa                                         8                     7
--------------------------------------------------------------------------------
Caa                                             4                    --
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2003

-----------------------------------------
BLACKROCK NEW YORK MUNICIPAL INCOME TRUST
-----------------------------------------

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BNY
--------------------------------------------------------------------------------
Initial Offering Date:                                           July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 4/30/03:                                 $13.39
--------------------------------------------------------------------------------
Net Asset Value as of 4/30/03:                                      $14.73
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 4/30/03 ($13.39):(1)              6.55%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.073125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.877500
--------------------------------------------------------------------------------
Leverage as of 4/30/03:(3)                                           37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2)  The distribution is not constant and is subject to change.

(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

--------------------------------------------------------------------------------
                         4/30/03    10/31/02     CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
 MARKET PRICE            $13.39      $13.42      (0.22)%     $13.82     $12.99
--------------------------------------------------------------------------------
 NAV                     $14.73      $14.47       1.80%      $14.99     $14.26
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                    APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
Transportation                                 17%                   20%
--------------------------------------------------------------------------------
Education                                      15                    14
--------------------------------------------------------------------------------
Lease Revenue                                  13                    13
--------------------------------------------------------------------------------
Industrial & Pollution Control                 10                     7
--------------------------------------------------------------------------------
Tobacco                                        10                    12
--------------------------------------------------------------------------------
Housing                                         8                     9
--------------------------------------------------------------------------------
City, County & State                            6                     5
--------------------------------------------------------------------------------
Hospital                                        5                     4
--------------------------------------------------------------------------------
Water & Sewer                                   4                     4
--------------------------------------------------------------------------------
Tax Revenue                                     4                     4
--------------------------------------------------------------------------------
Power                                           1                     1
--------------------------------------------------------------------------------
Other                                           7                     7
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                             APRIL 30, 2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                        24%                   24%
--------------------------------------------------------------------------------
AA/Aa                                          22                    26
--------------------------------------------------------------------------------
A                                              30                    27
--------------------------------------------------------------------------------
BBB/Baa                                        13                    13
--------------------------------------------------------------------------------
B                                              --                     3
--------------------------------------------------------------------------------
CCC/Caa                                         3                    --
--------------------------------------------------------------------------------
Not Rated                                       8                     7
--------------------------------------------------------------------------------

----------
* Using the higher of S&P's, Moody's or Fitch's rating. Percentages based on long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2003

--------------------------------------------
BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST
--------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--152.2%
                       ALABAMA--6.1%
    AAA     $14,000    Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA .......................   09/10 @ 101    $  15,512,420
                                                                                                                      -------------
                       ALASKA--2.4%
    AAA       6,015    Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA ......................   12/05 @ 102        6,205,194
                                                                                                                      -------------
                       CALIFORNIA--15.4%
     A        5,770    California, GO, 5.625%, 5/01/18 .............................................   05/10 @ 101        6,233,850
    Aa2       1,005    California Hsg. Fin. Agcy., Home Mtge., Ser. C, 5.65%, 8/01/14 ..............   02/04 @ 102        1,033,341
    BBB       3,000    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40 ......   01/10 @ 101        3,016,710
    AAA      10,945    Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA ........................ 08/13 @ 53.632       3,381,458
    AAA      15,460    Los Angeles Cnty., Asset Leasing Corp., 5.95%, 12/01/07, AMBAC ..............  No Opt. Call       18,095,930
                       Univ. of California, Research Facs. Rev., Ser. B,
    Aa2       2,000(3)     6.10%, 9/01/03 ..........................................................       N/A            2,072,220
    Aa2       3,305(3)     6.20%, 9/01/03 ..........................................................       N/A            3,425,401
    Aa2       2,000(3)     6.25%, 9/01/03 ..........................................................       N/A            2,073,180
                                                                                                                      -------------
                                                                                                                         39,332,090
                                                                                                                      -------------
                       COLORADO--2.2%
    AAA       3,100    Arapahoe Cnty., Cap. Impvt. Hwy. Trust Fund, Ser. E, Zero Coupon, 8/31/04 ...       ETM            3,044,541
    AAA       2,250(3) E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05 ...............................       N/A            2,599,897
                                                                                                                      -------------
                                                                                                                          5,644,438
                                                                                                                      -------------
                       CONNECTICUT--1.2%
   Baa3       3,000(4) Mashantucket Western Pequot Tribe, Spec. Rev., Ser. A, 5.50%, 9/01/28 .......   09/09 @ 101        3,023,910
                                                                                                                      -------------
                       DELAWARE--3.1%
    NR        7,000(4) Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50 ....................   11/10 @ 100        7,771,750
                                                                                                                      -------------
                       DISTRICT OF COLUMBIA--0.8%
                       District of Columbia, GO, Ser. E, CAPMAC,
    AAA         195(3)     6.00%, 6/01/03 ..........................................................       N/A              199,590
    AAA       1,705        6.00%, 6/01/09 ..........................................................       ETM            1,744,914
                                                                                                                      -------------
                                                                                                                          1,944,504
                                                                                                                      -------------
                       FLORIDA--3.7%
    AAA       1,305    Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.55%, 7/01/14 ......   01/05 @ 102        1,363,464
    NR        3,700    Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A, 7.125%, 4/01/30    04/10 @ 101        3,713,394
    BB-       4,000    Santa Rosa Bay Bridge Auth., 6.25%, 7/01/28 .................................   07/06 @ 102        2,407,800
    Aa3       2,000    So. Broward Hosp. Dist., 5.60%, 5/01/27 .....................................   05/12 @ 101        2,056,700
                                                                                                                      -------------
                                                                                                                          9,541,358
                                                                                                                      -------------
                       HAWAII--1.1%
    AAA       2,500    Hawaii Dept. Budget & Fin., Spec. Purp. Rev., Hawaiian Elec. Co. Inc.,
                           Ser. D, 6.15%, 1/01/20, AMBAC ...........................................   01/09 @ 101        2,810,675
                                                                                                                      -------------
                       ILLINOIS--10.5%
    AAA      10,000    Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC ....................   12/07 @ 102       10,900,700
    AAA       5,000    Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA ............................       ETM            6,594,300
                       Illinois Edl. Fac. Auth., Loyola Univ., FGIC,
    AAA       4,000(3)     5.45%, 7/01/05 ..........................................................       N/A            4,099,560
    AAA       5,000(3)     5.70%, 7/01/05 ..........................................................       N/A            5,126,800
                                                                                                                      -------------
                                                                                                                         26,721,360
                                                                                                                      -------------
                       INDIANA--3.1%
    BBB       7,420    Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 7.10%, 1/15/17 ..........   07/04 @ 102        7,870,765
                                                                                                                      -------------
                       KENTUCKY--8.3%
    AAA      15,715    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon,
                           10/01/23, MBIA ..........................................................  No Opt. Call        5,615,127
    AAA      15,000(3) Kentucky Tpke. Auth., Econ. Dev. Road Rev., 5.75%, 7/01/03, AMBAC ...........       N/A           15,408,450
                                                                                                                      -------------
                                                                                                                         21,023,577
                                                                                                                      -------------
                       LOUISIANA--7.9%
    AAA      14,400(3) Louisiana Pub. Fac. Auth., Our Lady of the Lake Regl. Med. Ctr.,
                           5.90%, 12/01/03, FSA ....................................................       N/A           15,083,568
    AAA       4,640    New Orleans, GO, 5.875%, 11/01/29, FSA ......................................   11/09 @ 100        5,146,688
                                                                                                                      -------------
                                                                                                                         20,230,256
                                                                                                                      -------------

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       MARYLAND--4.4%
    Aa2     $ 3,310    Maryland Dept. Hsg. & Cmnty. Dev. Admin., Sngl. Fam. Prog., Ser. 2,
                           6.55%, 4/01/26 ..........................................................   04/05 @ 102    $   3,437,038
    NR        4,000(4) MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50 .....................   11/10 @ 100        4,473,520
    AAA       3,175(3) Northeast Wst. Disp. Auth., Sld. Wst., Montgomery Cnty. Res. Rec. Proj.,
                           Ser. A, 6.30%, 7/01/03, MBIA ............................................       N/A            3,263,392
                                                                                                                      -------------
                                                                                                                         11,173,950
                                                                                                                      -------------
                       MICHIGAN--2.4%
    BB        4,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 ...........................   07/07 @ 101        4,038,720
    AAA       2,000(3) River Rouge Sch. Dist., 5.625%, 5/01/03, FSA ................................       N/A            2,030,000
                                                                                                                      -------------
                                                                                                                          6,068,720
                                                                                                                      -------------
                       MISSOURI--1.7%
                       Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
   BBB-       2,000        5.25%, 12/01/14 .........................................................   12/08 @ 102        1,969,340
   BBB-       2,500        5.25%, 12/01/26 .........................................................   12/08 @ 102        2,379,900
                                                                                                                      -------------
                                                                                                                          4,349,240
                                                                                                                      -------------
                       NEVADA--1.5%
    AAA       3,750(3) Washoe Cnty. Arpt. Auth., Arpt. Sys. Impvt., Ser. B, 5.80%, 7/01/03, MBIA ...       N/A            3,852,413
                                                                                                                      -------------
                       NEW JERSEY--7.9%
    AAA       2,000    Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B,
                           5.70%, 1/01/22, FSA .....................................................   01/10 @ 100        2,191,880
    AA        7,000(3) New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10 ...       N/A            8,305,990
    A-       12,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ..............................   06/12 @ 100        9,657,840
                                                                                                                      -------------
                                                                                                                         20,155,710
                                                                                                                      -------------
                       NEW MEXICO--0.8%
    AAA       1,945    Farmington, PCR, So. California Edison Co., Ser. A, 5.875%, 6/01/23, MBIA ...   06/03 @ 102        1,988,743
                                                                                                                      -------------
                       NEW YORK--14.7%
                       New York City, GO,
    A+        4,140        Ser. A, 6.00%, 8/01/05 ..................................................  No Opt. Call        4,481,674
    A+        7,000        Ser. E, 6.50%, 2/15/06 ..................................................  No Opt. Call        7,746,550
                       New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
    A-        4,000        6.00%, 1/01/08 ..........................................................   01/04 @ 102        4,130,000
    A-        1,000        6.00%, 1/01/15 ..........................................................   01/04 @ 102        1,031,640
                       New York City Transl. Fin. Auth., Ser. B,
    AA+       8,145(3)     6.00%, 5/15/10 ..........................................................       N/A            9,771,882
    AA+       1,855        6.00%, 11/15/21 .........................................................   05/10 @ 101        2,089,602
                       New York Dorm. Auth.,
    AAA       3,000(3)     St. Univ. Edl. Fac., Ser. B, 6.10%, 5/15/04 .............................       N/A            3,214,800
    AAA       1,865        Univ. of Rochester, Ser. A, Zero Coupon, 7/01/21 MBIA ...................   07/10 @ 101        1,359,454
    AAA       2,030        Univ. of Rochester, Ser. A, Zero Coupon, 7/01/23 MBIA ...................   07/10 @ 101        1,468,401
     A        1,955    New York Hsg. Fin. Agcy., Hlth. Fac. of New York City,
                           Ser. A, 6.375%, 11/01/04                                                   No Opt. Call        2,101,137
                                                                                                                      -------------
                                                                                                                         37,395,140
                                                                                                                      -------------
                       NORTH CAROLINA--2.3%
    AAA       5,000    No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev.,
                           Ser. B, 7.00%, 1/01/08, CAPMAC                                             No Opt. Call        5,942,650
                                                                                                                      -------------
                       OHIO--3.7%
                       Cuyahoga Cnty.,
    A1        3,485        Cleveland Clinic Health Sys., 6.00%, 1/01/20 ............................  07/13 @ 100         3,759,548
    A1        5,000        Cleveland Clinic Health Sys., 6.00%, 1/01/21 ............................  07/13 @ 100         5,377,350
    AAA         375        Port Dev. Proj., 6.00%, 3/01/07 .........................................       ETM              416,018
                                                                                                                      -------------
                                                                                                                          9,552,916
                                                                                                                      -------------
                       OREGON--2.2%
    BB+       5,600    Klamath Falls, Elec., Klamath Cogeneration Proj., 5.50%, 1/01/07 ............  No Opt. Call        5,601,400
                                                                                                                      -------------
                       PENNSYLVANIA--7.2%
    AAA      10,100    Lehigh Cnty. Gen. Purp. Auth., St. Lukes Hosp. Bethlehem Proj.,
                           5.50%, 11/15/13, AMBAC ..................................................  11/03 @ 102        10,484,002
    AAA       3,305    McKeesport Area Sch. Dist., Cap. Apprec., Zero Coupon, 10/01/31, FGIC .......  No Opt. Call          752,119
     A        2,750    Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                           Ser. A, 5.875%, 1/01/15 .................................................  01/06 @ 101         2,863,685
    AAA       4,000    Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog.,
                           5.50%, 6/15/20, FGIC ....................................................  06/06 @ 100         4,309,600
                                                                                                                      -------------
                                                                                                                         18,409,406
                                                                                                                      -------------
                       RHODE ISLAND--0.9%
    AAA       2,000    Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA .....  05/07 @ 102         2,177,360
                                                                                                                      -------------
                       TENNESSEE--5.3%
    A3        7,800    Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24 .........  09/04 @ 102         8,120,892
    AAA       4,865    Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC .............  03/10 @ 101         5,358,262
                                                                                                                      -------------
                                                                                                                         13,479,154
                                                                                                                      -------------

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       TEXAS--12.2%
                       Dallas Cnty, Util. & Reclam. Dist., Ser. A, AMBAC
    AAA    $  6,085        Zero Coupon, 2/15/19 ....................................................  02/05 @ 44.538  $   2,506,229
    AAA       3,800        Zero Coupon, 2/15/20 ....................................................  02/05 @ 41.799      1,466,762
    Caa2      5,500    Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Amer. Airlines Inc., 6.375%,
                           5/01/35 .................................................................   11/09 @ 101        1,801,085
    AAA       6,000    Grapevine, GO, 5.875%, 8/15/24, FGIC ........................................   08/10 @ 100        6,720,480
    AAA       5,000    Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA ......  11/30 @ 61.166        746,800
    BBB       7,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 ..........   05/12 @ 101        7,280,980
     A3       6,320    Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev., 5.80%, 11/01/26 ..........   11/11 @ 102        6,444,314
    AAA      15,000    Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC ...........  08/12 @ 32.807      2,907,000
    AA+       1,000    Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22 ...................................   08/10 @ 100        1,118,400
                                                                                                                      -------------
                                                                                                                         30,992,050
                                                                                                                      -------------
                       UTAH--1.8%
                       Intermountain Pwr. Agcy., Sply.,
    AAA       2,810        5.00%, 7/01/13, AMBAC ...................................................       ETM            2,825,006
     A+       1,145        Ser. B, 5.00%, 7/01/16 ..................................................       ETM            1,147,221
     A+         655        Ser. B, 5.00%, 7/01/16 ..................................................   05/03 @ 100          655,773
                                                                                                                      -------------
                                                                                                                          4,628,000
                                                                                                                      -------------
                       WASHINGTON--8.8%
                       Washington, GO,
    AA+       4,000        Ser. A, 5.375%, 7/01/21 .................................................   07/06 @ 100        4,196,400
    AA+       1,000        Ser. B, 6.00%, 1/01/25 ..................................................   01/10 @ 100        1,122,620
                       Washington Pub. Pwr. Sply.,
    AAA      13,395        Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA ...............................   07/06 @ 102       15,051,426
    AAA       2,000        Nuclear Proj. No. 2, 5.55%, 7/01/10, FGIC ...............................   07/03 @ 102        2,052,640
                                                                                                                      -------------
                                                                                                                         22,423,086
                                                                                                                      -------------
                       WISCONSIN--4.6%
     A-      13,995    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ............................   06/12 @ 100       11,765,736
                                                                                                                      -------------
                       WYOMING--4.0%
     A3      10,000    Sweetwater Cnty., PCR, Idaho Pwr. Co. Proj., Ser. A, 6.05%, 7/15/26 .........   07/06 @ 102       10,315,300
                                                                                                                      -------------
                       TOTAL LONG-TERM INVESTMENTS (COST $368,352,213)                                                  387,903,271
                                                                                                                      -------------
                       SHORT-TERM INVESTMENTS5--2.4%
                       GEORGIA--0.7%
    A-1+      1,900    Mun. Elec. Auth., Proj. One, Ser. C, 1.25%, 5/07/03, MBIA, FRWD .............       N/A            1,900,000
                       MISSOURI--1.7%
    A-1+      4,200    Missouri Hlth. & Edl. Facs. Auth., Ser. C, 1.35%, 5/01/03, FRDD .............       N/A            4,200,000
                                                                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST $6,100,000)                                                     6,100,000
                                                                                                                      -------------
                       TOTAL INVESTMENTS--154.6% (COST $374,452,213) ...............................                    394,003,271
                       Other assets in excess of liabilities--2.9% .................................                      7,342,101
                       Preferred shares at redemption value, including dividends payable--(57.5)% ..                   (146,566,697)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                    254,778,675
                                                                                                                      =============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 6.0% of its net assets, with a current market value of $15,269,180, in securities restricted as to resale.
(5) For purposes of amortized cost valuation, the maturity date of these instruments are considered to be the earlier of the next date on which the securities can be redeemed at par, or the next date on which the rate of interest is adjusted.

------------------------------------------------------------------------------------------------------------------------
                                                   KEY TO ABBREVIATIONS

   AMBAC  --  American Municipal Bond Assurance Corporation           FRWD --  Floating Rate Weekly Demand
   CAPMAC --  Capital  Markets  Assurance  Company                    FSA  --  Financial Security  Assurance
   ETM    --  Escrowed to Maturity                                    GO   --  General Obligation
   FGIC   --  Financial  Guaranty  Insurance  Company                 MBIA --  Municipal  Bond  Insurance Association
   FRDD   --  Floating  Rate Daily  Demand                            PCR  --  Pollution  Control Revenue
------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

----------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST
----------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--158.0%
                       ALABAMA--7.3%
    Baa2    $12,000    Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19 ...   06/05 @ 102    $  12,211,080
     A2      15,000    Huntsville Hlth. Care Auth., Ser. B, 5.75%, 6/01/32 .........................   06/12 @ 101       15,295,350
    BBB      15,000    Phenix Cnty. Indl. Dev. Brd., Env. Impvt. Rev., Ser. A, 6.35%, 5/15/35 ......   05/12 @ 100       15,013,200
                                                                                                                      -------------
                                                                                                                         42,519,630
                                                                                                                      -------------
                       ARIZONA--1.2%
     A3       7,000    Scottsdale Ind. Dev. Auth., Scottsdale Htlh. Care, 5.80%, 12/01/31 ..........   12/11 @ 101        7,168,280
                                                                                                                      -------------
                       CALIFORNIA--18.8%
     A       25,000    California, GO, 5.00%, 2/01/32 ..............................................   08/13 @ 100       24,666,250
     A-      19,000    California Infrastructure & Econ. Dev., J. David Gladstone Inst. Proj.,
                           5.25%, 10/1/34 ..........................................................   10/11 @ 101       19,257,070
     A-       5,000    California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs.,
                           Ser. A, 5.50%, 10/01/33 .................................................   04/13 @ 100        5,075,100
                       Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
    BBB-     54,635        Zero Coupon, 1/15/32 ....................................................  01/10 @ 27.37       9,797,148
    BBB-     20,535        Zero Coupon, 1/15/34 ....................................................  01/10 @ 24.228      3,257,467
    BBB-     75,000        Zero Coupon, 1/15/38 ....................................................  01/10 @ 19.014      9,318,750
     A-      10,000    Golden St. Tobacco Sec. Corp., Tobacco Settlement Rev.,
                           Ser. A-1, 6.75%, 6/01/39 ................................................   06/13 @ 100        8,833,800
                       Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
    CCC      24,000        Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24 ............................   12/12 @ 102       16,260,960
    AAA      13,320        Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC ..................   01/12 @ 100       13,718,535
                                                                                                                      -------------
                                                                                                                        110,185,080
                                                                                                                      -------------
                       COLORADO--0.6%
    BBB+      3,500    Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31 ........   12/11 @ 100        3,552,010
                                                                                                                      -------------
                       CONNECTICUT--9.0%
     A3      29,340    Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR,
                           Ser. A, 5.85%, 9/01/28 ..................................................   10/08 @ 102       30,711,645
    BBB-     20,940    Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.25%, 1/01/31 ...........   01/11 @ 101       21,838,535
                                                                                                                      -------------
                                                                                                                         52,550,180
                                                                                                                      -------------
                       DELAWARE--6.3%
                       Charter Mac Equity Issuer Trust,
     NR       1,000(3)     Ser. A, 6.625%, 6/30/49 .................................................   06/09 @ 100        1,084,520
     NR      11,000(3)     Ser. A-2, 6.30%, 6/30/49 ................................................   06/09 @ 100       11,742,500
     NR      16,000(3)     Ser. A-3, 6.80%, 10/01/52 ...............................................   10/14 @ 100       17,175,360
     NR       6,500(3)     Ser. B-1, 6.80%, 11/30/50 ...............................................   11/10 @ 100        6,901,505
                                                                                                                      -------------
                                                                                                                         36,903,885
                                                                                                                      -------------
                       DISTRICT OF COLUMBIA--3.7%
                       Dist. of Columbia, Georgetown Univ., Ser. A, MBIA,
    AAA      15,600        Zero Coupon, 4/01/36 ....................................................  04/11 @ 22.875      2,295,384
    AAA      51,185        Zero Coupon, 4/01/37 ....................................................  04/11 @ 21.546      7,076,326
     A-      14,535    Tobacco Settlement Fin. Corp., 6.75%, 5/15/40 ...............................   05/11 @ 101       12,520,595
                                                                                                                      -------------
                                                                                                                         21,892,305
                                                                                                                      -------------
                       FLORIDA--7.4%
    Baa2      4,600    Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30 .............   09/06 @ 102        4,753,272
     A-       9,670    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt,
                           Ser. A, 6.00%, 11/15/31 .................................................   11/11 @ 101       10,201,270
     AA      18,410    JEA Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37 ...............................   10/06 @ 100       18,817,413
    BBB-      9,000    Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj.,
                           Ser. A, 7.875%, 12/15/25 ................................................   12/04 @ 102        9,353,430
                                                                                                                      -------------
                                                                                                                         43,125,385
                                                                                                                      -------------
                       GEORGIA--0.7%
    BBB       4,000    Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj.,
                           Ser. A, 6.00%, 2/1/25 ...................................................   02/12 @ 101        3,976,200
                                                                                                                      -------------
                       IDAHO--3.0%
    AAA      16,970    Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC .........   04/11 @ 100       17,862,283
                                                                                                                      -------------

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       ILLINOIS--15.9%
                       Bolingbrook, Ser. B, FGIC,
    AAA     $14,085        Zero Coupon, 5/01/02 ....................................................  No Opt. Call    $   2,699,954
    AAA       7,120        Zero Coupon, 1/01/33 ....................................................  No Opt. Call        1,440,589
                       Illinois Dev. Fin. Auth.,
     A-       7,095        Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24 ....................   11/09 @ 101        7,197,097
     A2      25,000        PCR, Ser. C, 5.95%, 8/15/26 .............................................   12/06 @ 101       25,619,000
                       Illinois Edl. Facs. Auth.,
    Baa2     10,000        Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
                              6.25%, 5/01/30 .......................................................   05/12 @ 101       10,148,200
    Baa2      7,000        Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
                              6.25%, 5/01/34                                                           05/07 @ 100        7,024,360
    Aa1      20,000        Univ. of Chicago, Ser. A, 5.25%, 7/01/41 ................................   07/11 @ 101       20,619,200
                       Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
     A2       5,000        5.50%, 1/01/22 ..........................................................   01/13 @ 100        5,046,850
     A2       6,000        5.625%, 1/01/28 .........................................................   01/13 @ 100        6,076,020
    AAA      40,000    Met. Pier & Exposition Auth., Dedicated St. Tax Rev.,
                           McCormick Place Expansion Proj., Ser. A, Zero Coupon,
                              12/15/34, MBIA .......................................................  No Opt. Call        7,281,600
                                                                                                                      -------------
                                                                                                                         93,152,870
                                                                                                                      -------------
                       INDIANA--5.8%
     A+       9,000    Indiana Hlth. Fac. Fin. Auth., Methodist Hosp. Inc., 5.50%, 9/15/31 .........   09/11 @ 100        9,121,500
                       Petersburg, PCR, Pwr. & Lt. Conv.,
    Baa2     10,000        5.90%, 12/01/24 .........................................................   08/11 @ 102        9,608,700
    Baa2     16,000        5.95%, 12/01/29 .........................................................   08/11 @ 102       15,320,800
                                                                                                                      -------------
                                                                                                                         34,051,000
                                                                                                                      -------------
                       KANSAS--2.1%
     A3      11,500    Wyandotte Cnty., Gen. Motors Corp. Proj., 6.00%, 6/01/25 ....................   03/12 @ 101       12,152,740
                                                                                                                      -------------
                       KENTUCKY--1.6%
    AAA       9,090    Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32 ......................   07/11 @ 100        9,269,073
                                                                                                                      -------------
                       LOUISIANA--8.4%
                       Louisiana Local Gov't. Environ. Facs. & Cmnty. Dev. Auth.,
     A       21,425        Cap. Projs. & Equip. Acquisition, 6.55%,
                              9/01/25, ACA .........................................................  No Opt. Call       24,267,883
    Baa1      4,605        Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38 ...........................   06/13 @ 102        4,598,277
     A3      20,000    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj.,
                           Ser. B, 5.50%, 5/15/27 ..................................................   05/12 @ 101       20,118,400
                                                                                                                      -------------
                                                                                                                         48,984,560
                                                                                                                      -------------
                       MARYLAND--1.5%
     NR       8,000(3) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/09 ....................   06/09 @ 100        8,780,960
                                                                                                                      -------------
                       MICHIGAN--3.0%
     AA      17,210    Kent Hosp. Fin. Auth., Spectrum Hlth., Ser. A, 5.50%, 1/15/31 ...............   07/11 @ 101       17,755,213
                                                                                                                      -------------
                       MISSISSIPPI--3.3%
     A2      18,680    Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31 ......   07/11 @ 100       19,083,301
                                                                                                                      -------------
                       NEW HAMPSHIRE--0.6%
     A+       3,500    New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31 .   10/11 @ 101        3,607,310
                                                                                                                      -------------
                       NEW JERSEY--9.5%
                       New Jersey Econ. Dev. Auth.,
     B       34,435        Continental Airlines Inc. Proj., 7.00%, 11/15/30 ........................   11/10 @ 101       23,329,713
    Baa3      8,000        Kapkowski Road Landfill Proj., 6.50%, 4/01/28 ...........................  No Opt. Call        9,045,600
                       Tobacco Settlement Fin. Corp.,
     A-      12,500        6.125%, 6/01/42 .........................................................   06/12 @ 100       10,060,250
     A-      15,000        6.75%, 6/01/39 ..........................................................   06/13 @ 100       13,250,700
                                                                                                                      -------------
                                                                                                                         55,686,263
                                                                                                                      -------------
                       OHIO--2.5%
    BBB      14,500    Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj.,
                           Ser. B, 6.00%, 8/01/20 ..................................................   08/07 @ 102       14,797,105
                                                                                                                      -------------
                       PENNSYLVANIA--4.0%
     A3       6,500    Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Amtrak Proj.,
                           Ser. A, 6.375%, 11/01/41 ................................................   05/11 @ 101        5,709,340
     A       17,250    Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                           Ser. A, 5.75%, 1/01/22 ..................................................   01/06 @ 101       17,674,695
                                                                                                                      -------------
                                                                                                                         23,384,035
                                                                                                                      -------------
                       RHODE ISLAND--1.4%
     A-      10,000    Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42 .......................   06/12 @ 100        8,254,100
                                                                                                                      -------------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       SOUTH CAROLINA--3.5%
                       Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
     A      $ 5,000        5.50%, 11/01/32 .........................................................   11/13 @ 100    $   5,079,200
     A       10,000        5.75%, 11/01/28 .........................................................   11/13 @ 100       10,357,900
     A-       5,000    So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs., Bon Secours Hlth. Sys. Inc.,
     A,                    Ser. A 5.625%, 11/15/30 .................................................   11/12 @ 100        5,107,750
                                                                                                                      -------------
                                                                                                                         20,544,850
                                                                                                                      -------------
                       SOUTH DAKOTA--2.8%
     A       19,000    Edl. Enhancement Fdg. Corp., Tobacco Settlement Rev., Ser. B, 6.50%, 6/01/32    06/12 @ 101       16,440,700
                                                                                                                      -------------
                       TENNESSEE--1.4%
    AAA      20,825    Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev.,
                           Ser. A, Zero Coupon, 1/01/20, FSA ....................................... 01/13 @ 67.474       8,477,441
                                                                                                                      -------------
                       TEXAS--17.0%
    Caa2     26,310    Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Amer. Airlines Inc.,
                           6.375%, 5/01/35 .........................................................   11/09 @ 101        8,615,735
                       Harris Cnty. Houston Sports Auth., MBIA,
    AAA      12,580        Ser. A, Zero Coupon, 11/15/38 ........................................... 11/30 @ 61.166       1,878,949
    AAA       5,000        Ser. H, Zero Coupon, 11/15/35 ........................................... 11/31 @ 78.178         860,600
    BBB      20,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 ..........   05/12 @ 101       20,802,800
    BBB       4,450    Sabine River Auth., PCR, TXU Elec. Co. Proj.,
                           Ser. B, Zero Coupon, 11/01/2011 .........................................  No Opt. Call        4,318,191
                       Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev.,
     A3       6,010        5.80%, 11/01/26 .........................................................   11/11 @ 102        6,128,217
     A3      18,605        Arborstone/Baybrook Oaks, Ser. A, 5.85%, 11/01/31 .......................   11/11 @ 102       19,032,357
    BBB-      6,575        So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32 ..........................   09/12 @ 102        6,472,035
    BBB-      4,435        Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32 .....................   09/12 @ 102        4,365,548
                       Texas Tpke. Auth., Central Sys. Rev., AMBAC,
    AAA      35,000        Zero Coupon, 8/15/32 .................................................... 08/12 @ 30.846       6,369,300
    AAA      62,325        Zero Coupon, 8/15/33 .................................................... 08/12 @ 28.997      10,646,980
    AAA      65,040        Zero Coupon, 8/15/34 ....................................................  08/12 @ 27.31      10,460,383
                                                                                                                      -------------
                                                                                                                         99,951,095
                                                                                                                      -------------
                       VIRGINIA--4.2%
                       Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev.,
     A2      10,000        Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.25%, 7/01/25 ................   07/11 @ 101       10,068,400
     A2      13,000        Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.25%, 7/01/31 ................   07/11 @ 101       13,047,970
    AAA       8,105        Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA .................  04/12 @ 34.99       1,717,368
                                                                                                                      -------------
                                                                                                                         24,833,738
                                                                                                                      -------------
                       WASHINGTON--3.4%
     A-       2,190    Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23 .........................   01/07 @ 103        2,330,532
     A-      20,000    Tobacco Settlement Auth., 6.625%, 6/01/32 ...................................   06/13 @ 100       17,491,600
                                                                                                                      -------------
                                                                                                                         19,822,132
                                                                                                                      -------------
                       WEST VIRGINIA--1.4%
    BBB       8,000    Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25 .......   04/05 @ 102        8,240,480
                                                                                                                      -------------
                       WISCONSIN 6.7%
     A-      12,000    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ............................   06/12 @ 100       10,088,520
                       Wisconsin Hlth. & Edl. Facs. Auth.,
     A+      13,750        Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30 ........................   10/11 @ 101       13,777,363
     A       15,000        Wheaton Franciscan Svcs., 5.75%, 8/15/30 ................................   02/12 @ 101       15,333,000
                                                                                                                      -------------
                                                                                                                         39,198,883
                                                                                                                      -------------
                       TOTAL LONG-TERM INVESTMENTS (COST $946,580,686) .............................                    926,203,087
                                                                                                                      -------------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       SHORT-TERM INVESTMENTS--7.9%
                       GEORGIA--0.5%
   A-1+     $ 2,755    Mun. Elec. Auth., Proj. One, Ser. C, 1.25%, 5/07/03, MBIA, FRWD(4) ..........       N/A        $   2,755,000
                                                                                                                      -------------
                       NEW YORK--1.5%
   A-1+       4,950    New York City, GO, Ser. H, 1.40%, 5/01/03, FSA, FRDD(4) .....................       N/A            4,950,000
   A-1+       4,000    New York City Mun. Wtr. Fin. Auth., Ser. G, 1.40%, 5/01/03, FGIC, FRDD(4) ...       N/A            4,000,000
                                                                                                                      -------------
                                                                                                                          8,950,000
                                                                                                                      -------------
                       TEXAS--1.0%
   A-1+       5,785    Brownsville Util. Sys., Ser. A, 1.30%, 4/24/03, MBIA(4) .....................       N/A            5,785,000
                                                                                                                      -------------
                       MONEY MARKET FUND--4.9%
    NR       29,000    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................       N/A           29,000,000
                                                                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST $46,490,000) .............................                     46,490,000
                                                                                                                      -------------
                       TOTAL INVESTMENTS--165.9% (COST $993,070,686) ...............................                    972,693,087
                       Liabilities in excess of other assets--(1.9)% ...............................                    (11,276,611)
                       Preferred shares at redemption value, including dividends payable--(64.0)% ..                   (375,171,939)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                  $ 586,244,537
                                                                                                                      =============


----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 7.8% of its net assets, with a current market value of $45,684,845, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

------------------------------------------------------------------------------------------------------------------------
                                                   KEY TO ABBREVIATIONS

   ACA   --  American Capital Access                               FSA  --  Financial  Security  Assurance
   AMBAC --  American  Municipal Bond Assurance  Corporation       GO   --  General Obligation
   FGIC  --  Financial  Guaranty  Insurance  Company               MBIA --  Municipal  Bond  Insurance Association
   FRDD  --  Floating  Rate Daily  Demand                          PCR  --  Pollution  Control Revenue
   FRWD  --  Floating Rate Weekly Demand
------------------------------------------------------------------------------------------------------------------------





                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

---------------------------------------------------------
 BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST
---------------------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--146.2%
                       California, GO,
     A      $   960(3)   5.75%, 3/01/05 ............................................................       N/A        $   1,046,957
     A           40      5.75%, 3/01/19 ............................................................   03/05 @ 101           42,719
                       California Cnty. Tobacco Sec. Agcy.,
    A-        1,000      Ser. B, 6.00%, 6/01/29 ....................................................   06/12 @ 100          855,550
    A-          900      Stanislaus Fdg., Ser. A, 5.875%, 6/01/43 ..................................   06/12 @ 100          695,835
                       California Edl. Facs. Auth., MBIA
    AAA         760(3)   Santa Clara Univ., 5.00%, 9/01/06 .........................................       N/A              863,542
    AAA         835      Student Loan Prog., Ser. A, 6.00%, 3/01/16 ................................   03/07 @ 102          891,037
    AAA         270    California Hsg. Fin. Agcy., Home Mtge. Rev., Ser. I, Zero Coupon,
                         8/01/21, FSA ..............................................................   02/11 @ 53.209        91,028
                       California Pub. Wks. Brd., Lease Rev., Ser. A,
    Aaa       1,000(3)   Dept. of Corrections., 6.875%, 11/01/04 ...................................       N/A            1,105,200
    A2        1,000      St. Univ. Proj., 6.10%, 10/01/06 ..........................................   10/04 @ 102        1,079,780
    AAA       1,385    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero
                         Coupon, 1/01/04 ...........................................................   No Opt. Call       1,374,266
                       Los Angeles Cnty.,
    AAA       1,000      Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA .......................   09/07 @ 102        1,123,450
    AAA       1,000(3)   Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA ....................       N/A            1,151,730
    Aa3       1,000(3) Los Angeles Cnty. Pub. Wks. Fin. Auth., Regl. Park & Open Space, Dist. A,
                         6.00%, 10/01/04 ...........................................................       N/A            1,088,280
    AA        1,150    Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13 ............................   08/06 @ 101        1,292,704
    CCC         945    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                         Ser. B, 7.50%, 12/01/24 ...................................................   12/12 @ 102          640,275
    NR        1,000    Poway Unified Sch. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 6, 5.60%, 9/01/33    09/10 @ 102          961,870
   BBB-       1,000    Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/09 ..............   07/06 @ 102        1,117,300
    NR        1,000    San Bernardino Cnty., Spl. Tax, Cmnty. Facs., 5.90%, 9/01/33 ................   09/12 @ 102          964,400
    AAA         500    San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC ..........................   06/03 @ 102          511,515
    AAA       1,000(3) San Francisco City & Cnty., Swr. Rev., Ser. A, 5.95%, 10/01/03, FGIC ........       N/A            1,039,680
                       San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev.,
    AAA       1,000      Ser. 6, 6.125%, 5/01/09, AMBAC ............................................   05/04 @ 102        1,058,280
    AAA         150      Ser. 12-A, 5.90%, 5/01/26, MBIA ...........................................   05/06 @ 101          162,956
    AAA          40    So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA ....   05/03 @ 100           40,150
    AAA         500    Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC ........   08/07 @ 102          556,775
    Aa2       1,135(3) Univ. of California, Research Facs. Rev., Ser. B, 6.30%, 9/01/03 ............       N/A            1,176,711
    AAA         370    West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC ..............   08/07 @ 101          401,169
                                                                                                                       ------------
                       TOTAL LONG-TERM INVESTMENTS (COST $20,467,279)                                                    21,333,159
                                                                                                                       ------------
                       MONEY MARKET FUND--3.9%
    NR          565    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $564,920) ..........       N/A              564,920
                                                                                                                       ------------
                       TOTAL INVESTMENTS--150.1% (COST $21,032,199) ................................                     21,898,079
                       Other assets in excess of liabilities--1.3% .................................                        195,676
                       Preferred shares at redemption value, including dividends payable--(51.4)% ..                     (7,501,437)
                                                                                                                       ------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                   $ 14,592,318
                                                                                                                       ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.


------------------------------------------------------------------------------------------------------------------------
                                                   KEY TO ABBREVIATIONS

   AMBAC  --   American Municipal Bond Assurance Corporation       FSA  --   Financial Security Assurance
   COP    --   Certificate of Participation                        GO   --   General Obligation
   FGIC   --   Financial Guaranty Insurance Company                MBIA --   Municipal Bond Insurance Association
------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

---------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST
---------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--159.3%
                       CALIFORNIA--145.4%
                       Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
    AAA     $24,500       Zero Coupon, 9/01/31 .....................................................  No Opt. Call    $   5,387,305
    AAA       6,070       Zero Coupon, 9/01/32 .....................................................  No Opt. Call        1,265,231
                       California, GO,
     A        4,000       5.125%, 6/01/27 ..........................................................   06/11 @ 100        4,014,520
     A       25,000       5.20%, 11/01/31 ..........................................................   11/11 @ 100       25,190,500
    AAA       5,500       Ser. BZ, 5.35%, 12/01/21, MBIA ...........................................   06/07 @ 101        5,616,930
    AAA       5,000       Ser. BZ, 5.375%, 12/01/24, MBIA ..........................................   06/07 @ 101        5,057,250
                       California Cnty. Tobacco Sec. Agcy.,
    A-       12,000       Fresno Cnty. Fdg. Corp., 6.00%, 6/01/35 ..................................   06/12 @ 100        9,810,480
    A-        5,000       Stanislaus Fdg., Ser. A, 5.875%, 6/01/43 .................................   06/12 @ 100        3,865,750
                       California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    A3        4,000       5.375%, 5/01/21 ..........................................................   05/12 @ 101        4,172,560
    A3        6,000       5.375%, 5/01/22 ..........................................................   05/12 @ 101        6,225,060
    AAA      10,000    California Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32 ........   06/11 @ 101       10,502,700
                       California Hlth. Facs. Fin. Auth., Ser. A,
     A        3,000       Insured Hlth. Facs. Valleycare, 5.375%, 5/01/27 ..........................   05/12 @ 100        3,039,990
     A        4,890       Kaiser Proj., 5.40%, 5/01/28 .............................................   07/06 @ 102        4,952,739
                       California Hsg. Fin. Agcy.,
    AAA      21,770       Ser. B, Zero Coupon, 8/01/31, FSA ........................................   08/10 @ 31.194     4,601,307
    AAA      28,395       Home Mtge. Rev., Ser. Q, Zero Coupon, 2/01/33, AMBAC .....................   08/11 @ 29.558     5,337,408
    AAA      19,185       Home Mtge. Rev., Ser. T, Zero Coupon, 8/01/21, MBIA ......................   08/11 @ 57.562     7,153,703
                       California Infrastructure & Econ. Dev.,
    A-       15,250       J. David Gladstone Inst. Proj., 5.25%, 10/01/34 ..........................   10/11 @ 101       15,456,332
     A       13,500       Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31 ...........................   08/11 @ 102       13,879,755
    A+       10,000    California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp., Ser. B,
                         5.625%, 8/15/42 ...........................................................   08/12 @ 100       10,239,400
                       Charter Mac Equity Issuer Trust,
              7,000(3)    Ser. A-2, 6.30%, 6/30/49 .................................................   06/09 @ 100        7,472,500
              4,000(3)    Ser. B-1, 6.80%, 11/30/50 ................................................   11/10 @ 100        4,247,080
    A-        5,000    Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj., Ser. A,
                         5.85%, 12/15/32 ...........................................................   12/13 @ 102        5,148,150
    AAA       6,000    El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC .   01/11 @ 100        6,261,060
                       Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
    AAA       7,485       Zero Coupon, 12/01/29 ....................................................   12/11 @ 37.373     1,731,580
    AAA       7,485       Zero Coupon, 12/01/30 ....................................................   12/11 @ 35.365     1,638,541
    AAA       7,485       Zero Coupon, 12/01/31 ....................................................   12/11 @ 33.465     1,549,021
                       Foothill/Eastn.  Transp.  Corridor  Agcy.,  Toll  Road Rev.,
   BBB-       5,000       Zero Coupon, 1/15/33 .....................................................   01/10 @ 25.78        844,200
   BBB-       5,000       Zero Coupon, 1/15/34 .....................................................   01/10 @ 24.228       793,150
   BBB-      13,445       Zero Coupon, 1/15/35 .....................................................   01/10 @ 22.819     2,007,742
   BBB-       1,000       Zero Coupon, 1/15/38 .....................................................   01/10 @ 19.014       124,250
   BBB-       9,620       5.75%, 1/15/40 ...........................................................   01/10 @ 101        9,673,583
    A-        3,000    Golden St. Tobacco Sec. Corp., Tobacco Settlement Rev., Ser. A-1, 6.75%,
                         6/01/39 ...................................................................   06/13 @ 100        2,650,140
    NR        5,000    Irvine Mobile Home Park, Meadows Mobile Home Park, Ser. A, 5.70%, 3/01/28 ...   03/08 @ 102        5,029,150
    AAA       2,975    Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%,
                         7/01/41, FGIC .............................................................   07/11 @ 100        3,066,095
    CCC       5,500    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                         Ser. C, 7.50%, 12/01/24 ...................................................   12/12 @ 102        3,726,470
    NR       10,000    Monterey Cnty. Master Plan Fin., COP, 5.00%, 8/01/32, MBIA ..................   08/11 @ 100       10,258,500
                       MuniMae TE Bond Subsidiary, LLC,
              7,000(3)    Ser. A, 6.30%, 6/30/49 ...................................................   06/09 @ 100        7,499,870
              3,000(3)    Ser. B, 6.80%, 6/30/50 ...................................................   06/10 @ 100        3,185,310
    BBB       1,000    Palm Springs Mobile Home Park., Sahara Mobile Home Park, 5.625%, 5/15/26 ....   05/12 @ 102        1,004,850
    AAA      15,500    Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj.,
                         5.125%,  9/01/30, MBIA ....................................................   09/11 @ 100       16,102,175
    AAA       1,905    Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC ............................   No Opt. Call         426,587
    AAA      10,000    Sacramento Mun. Util. Dist., Elec. Rev., Ser. N, 5.00%, 8/15/28, MBIA .......   08/11 @ 100       10,273,500


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       CALIFORNIA--(CONT'D)
    AAA     $ 6,500    San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., Ser. 27-A, 5.25%,
                          5/01/31, MBIA ............................................................   05/11 @ 100    $   6,662,370
                       San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South,
    NR        1,775       6.125%, 8/01/31 ..........................................................   08/09 @ 102        1,771,237
    NR        7,500       6.25%, 8/01/33 ...........................................................   08/11 @ 101        7,514,700
                       San Jose Mult. Fam. Hsg.,
    AAA       2,880       Lenzen Hsg., Ser. B, 5.45%, 2/20/43 ......................................   08/11 @ 102        2,948,112
    AAA       4,225       Vlgs. Pkwy. Sr. Apts., Ser. D, 5.50%, 4/01/34 ............................   04/11 @ 100        4,322,555
                       Santa Clara Cnty. Hsg. Auth., Mult. Fam. Hsg., Ser. A,
    NR        6,250       Blossom River Apts., 6.50%, 9/01/39 ......................................   03/08 @ 102        5,963,125
    A3        1,715       John Burns Gardens Apts. Proj., 5.85%, 8/01/31 ...........................   02/12 @ 101        1,735,134
    A3        1,235       River Town Apts. Proj., 6.00%, 8/01/41 ...................................   02/12 @ 101        1,255,810
    NR        3,075    Santa Clarita Facs. Dist., Valencia Town Center, 5.85%, 11/15/32 ............   11/10 @ 102        3,074,938
    A-        5,345    Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%,
                          6/01/41 ..................................................................   06/11 @ 100        3,814,994
                       Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
    A-        7,000       5.50%, 6/01/36 ...........................................................   06/12 @ 100        5,287,660
    A-       11,500       5.625%, 6/01/43 ..........................................................   06/12 @ 100        8,535,875
    AAA       2,000    Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA .................   08/13 @ 100        1,989,280
    A2        2,000    Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33 .........   04/08 @ 100        2,017,900
                                                                                                                      -------------
                                                                                                                        307,376,114
                                                                                                                      -------------
                       PUERTO RICO--13.9%
    A-       10,000    Puerto Rico Elec. Pwr. Auth., Ser. II, 5.25%, 7/01/31 .......................   07/12 @ 101       10,232,000
    A         2,500    Puerto Rico Hwy. & Transp. Auth., Series G, 5.00%, 7/01/42 ..................   07/13 @ 100        2,458,675
                       Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+      10,000       5.70%, 8/01/25 ...........................................................   02/10 @ 100       10,564,500
   BBB+       5,750       5.75%, 8/01/30 ...........................................................   02/07 @ 100        6,199,362
                                                                                                                      -------------
                                                                                                                         29,454,537
                                                                                                                      -------------
                       TOTAL LONG-TERM INVESTMENTS (COST $338,891,922) .............................                    336,830,651
                                                                                                                      -------------

                       MONEY MARKET FUND--1.0%
    NR        2,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,000,000) ........       N/A            2,000,000
                                                                                                                      -------------
                       TOTAL INVESTMENTS--160.3% (COST $340,891,922) ...............................                    338,830,651
                       Other assets in excess of liabilities--2.1% .................................                      4,549,249
                       Preferred shares at redemption value, including dividends payable--(62.4)% ..                   (131,964,541)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                  $ 211,415,359
                                                                                                                      =============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 10.6% of its net assets, with a current market value of $22,404,760, in securities restricted as to resale.

-----------------------------------------------------------------------------------------------------------------
                                                  KEY TO ABBREVIATIONS

   AMBAC  --   American Municipal Bond Assurance Corporation     FSA  --   Financial Security Assurance
   COP    --   Certificate of Participation                      GO   --   General Obligation
   FGIC   --   Financial Guaranty Insurance Company              MBIA --   Municipal Bond Insurance Association
-----------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

------------------------------------------------------
 BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST
------------------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--145.8%
                       FLORIDA--113.9%
    AAA     $   170    Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC .......................       ETM        $     209,664
    A1        1,000    Brevard Cnty., Hlth. Fac. Auth. Rev., Holmes Regl. Med. Ctr. Proj., 5.75%,
                          10/01/13 .................................................................   10/03 @ 102        1,025,060
    AAA       1,000    Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC .................   07/06 @ 102        1,074,640
    AAA       1,000    Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA ...........................   02/06 @ 101        1,044,880
    AAA       1,000    Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA ....................   10/05 @ 102        1,083,410
    AAA       1,000(3) Dade Cnty., GO, Ser. B, Zero Coupon, 10/01/08, AMBAC ........................       N/A              613,980
    AAA       1,000(3) Dade Cnty. Sch. Brd., COP, Ser. A, 6.00%, 5/01/04, MBIA .....................       N/A            1,058,260
    AAA       1,000(3) First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC .......................       N/A            1,135,700
    Aaa       1,000(3) Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05 ............................       N/A            1,101,880
    AAA         500    Florida Dept. of Corrections, COP, Okeechobee Correctional Fac., 6.25%,
                          3/01/15, AMBAC ...........................................................   03/05 @ 102          548,035
    AAA       1,000(3) Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Environ. Pres.,
                          Ser. A, 5.75%, 7/01/05, AMBAC ............................................       N/A            1,102,860
    AAA       1,000(3) Florida Dept. of Trans., GO, 5.80%, 7/01/05 .................................       N/A            1,103,920
    AAA         440    Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.25%, 7/01/11 ......   07/04 @ 102          457,310
    AAA       1,000    Jacksonville Cap. Impvt., Gator Bowl Proj., 5.50%, 10/01/14, AMBAC ..........   10/04 @ 101        1,063,610
    AAA       1,000    Lee Cnty., Transp. Fac. Rev., 5.75%, 10/01/22, MBIA .........................   10/05 @ 102        1,087,090
    AAA       5,000    Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA ....   04/08 @ 28.079     1,056,300
     A        1,000(3) Orlando & Orange Cnty., Expwy. Auth. Rev., 5.95%, 7/01/03 ...................       N/A            1,007,500
    AA-       1,000    Pinellas Cnty., Hlth. Fac. Auth. Rev., Baycare Hlth. Sys., 5.50%, 11/15/33 ..   05/13 @ 100        1,001,300
    AAA       1,000(3) Seminole Cnty. Sch. Brd., COP, Ser. A, 6.125%, 7/01/04, MBIA ................       N/A            1,077,030
    AAA       1,000(3) Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC ..........................       N/A            1,145,390
   BBB+       1,000    Volusia Cnty. Edl. Fac. Auth. 6.125%, 10/15/16 ..............................   10/06 @ 102        1,070,100
                                                                                                                       ------------
                                                                                                                         20,067,919
                                                                                                                       ------------
                       PUERTO RICO--31.9%
    A-          500    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 .............   05/12 @ 100          396,435
                       Puerto Rico Elec. Pwr. Auth.,
    AAA       1,000(3)    Ser. T, 6.375%, 7/01/04 ..................................................       N/A            1,080,500
    A-        1,000       Ser. U, 6.00%, 7/01/14 ...................................................   07/04 @ 102        1,057,120
                       Puerto Rico Pub. Bldg. Auth., Gtd. Pub. Ed. & Hlth. Fac. Rev., Ser. M,
    A-          530(3)    5.50%, 7/01/03 ...........................................................       N/A              541,406
    A-          470       5.50%, 7/01/21 ...........................................................   07/03 @ 101.5        480,232
    A-        1,000(3)    5.75%, 7/01/03 ...........................................................       N/A            1,022,160
   BBB+       1,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 .........................   02/12 @ 100        1,045,970
                                                                                                                       ------------
                                                                                                                          5,623,823
                                                                                                                       ------------
                       TOTAL LONG-TERM INVESTMENTS (COST $23,579,762) ..............................                     25,691,742
                                                                                                                       ------------

                       MONEY MARKET FUND--1.2%
    NR          205    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $204,915) ..........       N/A              204,915
                                                                                                                       ------------
                       TOTAL INVESTMENTS--147.0% (COST $23,784,677) ................................                     25,896,657
                       Other assets in excess of liabilities--1.3% .................................                        223,528
                       Preferred shares at redemption value, including dividends payable--(48.3)% ..                     (8,501,676)
                                                                                                                       ------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                   $ 17,618,509
                                                                                                                       ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.


-----------------------------------------------------------------------------------------------------------------
                                                  KEY TO ABBREVIATIONS

   AMBAC  --   American Municipal Bond Assurance Corporation     FSA  --   Financial Security Assurance
   COP    --   Certificate of Participation                      GO   --   General Obligation
   ETM    --   Escrowed to Maturity                              MBIA --   Municipal Bond Insurance Association
   FGIC   --   Financial Guaranty Insurance Company
-----------------------------------------------------------------------------------------------------------------




                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

------------------------------------------
 BLACKROCK FLORIDA MUNICIPAL INCOME TRUST
------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--155.1%
                       FLORIDA--135.1%
    AA      $10,715    Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32 ...   05/12 @ 102    $  11,459,049
     A        2,000    Boynton Beach Mult. Fam. Hsg., Clipper Cove Apts., 5.45%, 1/01/33, ACA ......   01/13 @ 100        2,034,400
    AAA       2,800    Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1,
                          5.00%,10/01/31, MBIA .....................................................   08/11 @ 102        2,828,392
    AAA       7,000    Escambia Cnty. Hlth. Facs. Auth., Hlth. Care Fac. Rev., 5.95%, 7/01/20,
                          AMBAC ....................................................................   No Opt. Call       7,750,680
    AA+       5,550    Florida Brd. of Ed., GO, Ser. A, 5.125%, 6/01/30 ............................   06/10 @ 101        5,718,609
     A        3,000    Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1, 6.10%, 10/01/29 ............   10/09 @ 102        3,110,670
    AA-       1,860    Florida Tpke. Auth., Dept. of Transp., Ser. B, 5.00%, 7/01/30 ...............   07/10 @ 101        1,901,329
    NR        1,715    Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34 ............   05/13 @ 101        1,706,151
    A-        6,500    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%,
                          11/15/31 .................................................................   11/11 @ 101        6,857,110
   BBB+       2,800    Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%,
                          10/01/23 .................................................................   10/12 @ 100        2,686,628
    AA        7,500    Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%,
                          11/15/36 .................................................................   11/11 @ 101        7,821,600
    AAA       4,000    Jacksonville Transp., 5.00%, 10/01/26, MBIA .................................   10/11 @ 100        4,099,720
                       JEA Elec. Sys.,
    AA        5,000       5.20%, 10/01/33 ..........................................................   10/03 @ 101        5,024,600
    AA+       5,000       Ser. A, 5.50%, 10/01/41 ..................................................   10/07 @ 100        5,229,950
    AA        7,500    JEA Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37 ...............................   10/06 @ 100        7,665,975
    NR        1,695    Laguna Lakes Cmnty., Spec. Assessment, Ser. A, 6.40%, 5/01/33 ...............   05/13 @ 101        1,692,068
    AAA       2,770    Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC ..........................   No Opt. Call       1,152,819
                       Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
    AAA       2,595       Ser. A, Zero Coupon, 10/01/19 ............................................   04/08 @ 55.413     1,133,781
    AAA       9,700       Ser. B, Zero Coupon, 10/01/33 ............................................   04/08 @ 25.056     1,842,612
    AAA       25,000      Ser. C, Zero Coupon, 10/01/28  04/08 @ 32.99 6,241,000
    AAA       1,000    Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC ........   07/11 @ 101        1,038,320
                       No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
    NR        5,845       6.10%, 8/01/21 ...........................................................   08/11 @ 101        5,979,026
    NR        3,500       6.125%, 8/01/31 ..........................................................   08/11 @ 101        3,538,885
    AAA       2,500    Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC ..............   08/11 @ 101        2,573,175
    Aa3      12,000    So. Miami Hlth. Facs. Auth., Baptist Hlth., 5.25%, 11/15/33 .................   02/13 @ 100       12,023,520
    AAA       1,500    St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA .....................   10/09 @ 101        1,531,575
    NR        2,850    Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32 ....   10/09 @ 100        2,863,167
    AA        5,500    Tampa, Univ. Tampa Proj., 5.625%, 4/01/32, RAA ..............................   04/12 @ 100        5,859,590
    AA        6,000    Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26 ..................................   10/11 @ 101        6,159,960
    NR        1,975    Village Cmnty. Dev., Assmt. Rev., Ser. A, 6.50%, 5/01/33 ....................   05/13 @ 101        1,996,804
   BBB+       2,000    Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 5.75%,
                          10/15/29 .................................................................   10/09 @ 101        2,062,120
                                                                                                                      -------------
                                                                                                                        133,583,285
                                                                                                                      -------------






                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       PUERTO RICO--20.0%
    A-       $6,000    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 .............   05/12 @ 100    $   4,757,220
    A-        7,500    Puerto Rico, GO, Ser. A, 5.125%, 7/01/31 ....................................   07/11 @ 100        7,582,350
                       Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+       4,000       5.70%, 8/01/25 ...........................................................   02/10 @ 100        4,225,800
   BBB+       3,000       5.75%, 8/01/30 ...........................................................   02/07 @ 100        3,234,450
                                                                                                                      -------------
                                                                                                                         19,799,820
                                                                                                                      -------------
                       TOTAL INVESTMENTS--155.1% (COST $149,284,855) ...............................                    153,383,105
                       Other assets in excess of liabilities--3.1% .................................                      3,091,193
                       Preferred shares at redemption value, including dividends payable--(58.2)% ..                    (57,551,970)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                  $  98,922,328
                                                                                                                      =============


----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.


---------------------------------------------------------------------------------------------------------
                                          KEY TO ABBREVIATIONS

ACA   -- American Capital Access                            GO   -- General Obligation
AMBAC -- American Municipal Bond Assurance Corporation      MBIA -- Municipal Bond Insurance Association
COP   -- Certificate of Participation                       PCR  -- Pollution Control Revenue
FGIC  -- Financial Guaranty Insurance Company               RAA  -- Radian Asset Assurance
FSA   -- Financial Security Assurance
---------------------------------------------------------------------------------------------------------







                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

---------------------------------------------------------
 BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST
---------------------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--145.3%
                       NEW JERSEY--130.7%
    NR      $ 1,000(3) Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ....................   06/09 @ 100    $   1,084,520
    AAA       1,000    Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA ..................   01/10 @ 100        1,100,680
    AAA       1,000(4) Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA ..............       N/A            1,131,280
                       New Jersey Econ. Dev. Auth.,
     B        1,000       Continental Airlines Inc. Proj., 7.00%, 11/15/30 .........................   11/10 @ 101          677,500
    AAA       1,000(4)    Mkt. Trans. Fac., Ser. A, 5.875%, 7/01/04, MBIA ..........................       N/A            1,074,170
    AAA         900       Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA ...............................   No Opt. Call       1,046,475
    BBB         500       Trigen-Trenton Proj. Ser. A, 6.20%, 12/01/10 .............................   12/03 @ 102          512,725
    AAA       1,000(4) New Jersey Edl. Fac. Auth., Rowan College, Ser. E, 5.875%, 7/01/06, AMBAC ...       N/A            1,139,530
                       New Jersey Hlth. Care Fac. Fin. Auth.,
    A2        1,000       Hackensack Univ. Med. Ctr., 6.00%, 1/01/25 ...............................   01/11 @ 101        1,053,870
    AAA       1,000(4)    Riverview Med. Ctr., 5.50%, 7/01/04, AMBAC ...............................       N/A            1,069,870
    AAA       1,000       St. Josephs Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE ................   07/06 @ 102        1,096,230
    AAA         610    New Jersey Hsg. & Mtge. Fin. Agcy., Home Buyer, Ser. O, 6.35%, 10/01/27, MBIA   10/05 @ 101.5        632,741
    AAA       1,000    New Jersey Tpke. Auth., Ser. C, 6.50%, 1/01/16, AMBAC .......................   No Opt. Call       1,247,330
                       New Jersey Transp. Trust Fund Auth., Trans. Sys. Rev., Ser. B, MBIA
    AAA         375(4)    5.50%, 6/15/05 ...........................................................       N/A              414,566
    AAA         625       5.50%, 6/15/15 ...........................................................   06/05 @ 102          682,794
    AAA         375(4)    5.75%, 6/15/05 ...........................................................       N/A              416,512
    AAA         625       5.75%, 6/15/14 ...........................................................   06/05 @ 102          686,694
    AA        1,000(4) North Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/15 .....................       N/A            1,084,760
    AAA       1,000    Passaic Valley Sewage Com., Swr. Sys., Ser. E, GO, 5.75%, 12/01/21, AMBAC ...   12/09 @ 101        1,130,210
    AA-       1,000    Port Auth. of NY & NJ, 5.75%, 12/15/20 ......................................   06/05 @ 101        1,068,610
    AAA         430    So. Jersey Transp. Auth., Transp. Sys. Rev., Ser. B, 6.00%, 11/01/12, MBIA ..   05/03 @ 102          438,832
    A-        1,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ..............................   06/12 @ 100          804,820
                                                                                                                       ------------
                                                                                                                         19,594,719
                                                                                                                       ------------
                       PUERTO RICO--14.6%
    A-        1,000    Puerto Rico Elec. Pwr. Auth., Ser. U, 6.00%, 7/01/14 ........................   07/04 @ 102        1,057,120
    AAA       1,000    Puerto Rico, GO, 5.40%, 7/01/25, FSA ........................................   07/06 @ 101        1,133,050
                                                                                                                       ------------
                                                                                                                          2,190,170
                                                                                                                       ------------
                       TOTAL LONG-TERM INVESTMENTS (COST $20,135,273) ..............................                     21,784,889
                                                                                                                       ------------

                       MONEY MARKET FUND--2.6%
    NR          391    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $391,467) ..........        N/A             391,467
                                                                                                                       ------------
                       TOTAL INVESTMENTS--147.9% (COST $20,526,740) ................................                     22,176,356
                       Other assets in excess of liabilities--2.1% .................................                        314,089
                       Preferred shares at redemption value, including dividends payable--(50.0)% ..                     (7,500,154)
                                                                                                                       ------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                   $ 14,990,291
                                                                                                                       ============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 7.2% of its net assets, with a current market value of $1,084,520 in securities restricted as to resale.
(4) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.


-----------------------------------------------------------------------------------------------------------------
                                                  KEY TO ABBREVIATIONS

AMBAC      --  American Municipal Bond Assurance Corporation        GO   -- General Obligation
CONNIE LEE --  College Construction Loan Insurance Association      MBIA -- Municipal Bond Insurance Association
FSA        --  Financial Security Assurance
-----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

---------------------------------------------
 BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST
---------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--154.4%
                       NEW JERSEY--122.1%
                       Charter Mac Equity Issuer Trust,
    NR      $ 7,000(3)    Ser. A-2, 6.30%, 6/30/49 .................................................   06/09 @ 100    $   7,472,500
    NR        2,500(3)    Ser. B-1, 6.80%, 11/30/50 ................................................   11/10 @ 100        2,654,425
                       Cherry Hill Twnshp., GO,
    Aa2       4,065       5.00%, 7/15/22 ...........................................................   07/11 @ 100        4,214,592
    Aa2       4,275       5.00%, 7/15/23 ...........................................................   07/11 @ 100        4,417,486
    AAA      12,600    Garden St. Presvtn. Trust, Open Space & Farmland Presvtn., Zero Coupon,
                          11/01/26, FSA ............................................................   No Opt. Call       3,943,170
    AAA       7,750    Middlesex Cnty., COP, 5.00%, 8/01/31, MBIA ..................................   08/11 @ 100        7,944,990
                       Middlesex Cnty. Impvt. Auth.,
    AAA       1,400       Admin. Bldg. Res. Proj., 5.35%, 7/01/34 ..................................   07/11 @ 100        1,441,986
    AAA       4,470       New Brunswick Apts. Rental Hsg., 5.30%, 8/01/35 ..........................   08/12 @ 100        4,557,925
    AAA       1,450       Util. Sys. Rev., Perth Amboy Franchise Proj., Ser. A, 5.00%, 9/01/29,
                          AMBAC ....................................................................   09/09 @ 101        1,482,900
                       MuniMae TE Bond Subsidiary, LLC,
    NR        3,000(3)    Ser. A, 6.30%, 6/30/49 ...................................................   06/09 @ 100        3,214,230
    NR        2,000(3)    Ser. B, 6.80%, 6/30/50 ...................................................   06/10 @ 100        2,123,540
                       New Jersey Econ. Dev. Auth.,
     B        4,000       Continental Airlines Inc. Proj., 7.00%, 11/15/30 .........................   11/10 @ 101        2,710,000
     B        2,000       Continental Airlines Inc. Proj., 7.20%, 11/15/30 .........................   11/10 @ 101        1,295,180
   BBB-       2,630       First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18 ................   01/09 @ 102        2,546,024
   Baa3       2,500       Kapkowski Road Landfill Proj., 6.50%, 4/01/28 ............................   No Opt. Call       2,826,750
   Baa3       5,000       Kapkowski Road Landfill Proj., 6.50%, 4/01/31 ............................   No Opt. Call       5,638,850
    A+        2,000       Masonic Charity Fndtn. Proj., 5.50%, 6/01/31 .............................   06/11 @ 102        2,122,980
    NR        1,990       Victoria Hlth., Ser. A, 5.20%, 12/20/36 ..................................   12/11 @ 103        2,057,003
   BBB-       3,000    New Jersey Edl. Fac. Auth., Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25   07/13 @ 100        3,092,670
                       New Jersey Hlth. Care Fac. Fin. Auth.,
    A-        4,500       Atlantic City Med. Ctr., 5.75%, 7/01/25 ..................................   07/12 @ 100       4,683,555
     A        3,000       Catholic Hlth. East, Ser. A, 5.375%, 11/15/33 ............................   11/12 @ 100        3,038,250
    A3       10,000       Kennedy Hlth. Sys., 5.625%, 7/01/31 ......................................   07/11 @ 100       10,187,200
   Baa1       1,960       So. Jersey Hosp., 6.00%, 7/01/26 .........................................   07/12 @ 100        2,007,667
   Baa1       5,500       So. Jersey Hosp., 6.00%, 7/01/32 .........................................   07/12 @ 100        5,594,325
   Baa1       1,540       So. Ocean Cnty. Hosp., Ser. A, 6.25%, 7/01/23 ............................   07/03 @ 102        1,568,352
    AAA       3,000    New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A, 5.05%,
                          5/01/34, FSA .............................................................   05/11 @ 100        3,066,480
    NR        1,990    Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30   06/12 @ 102        2,063,113
    AAA       8,000    Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6, 5.75%,
                          12/01/22, MBIA ...........................................................   12/07 @ 102        8,724,080
    A-       18,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ..............................   06/12 @ 100       14,486,760
                       Trenton Pkg. Auth., FGIC,
    NR        5,465       5.00%, 4/01/25 ...........................................................   04/11 @ 100        5,612,391
    NR        2,000       5.00%, 4/01/30 ...........................................................   04/11 @ 100        2,048,600
                       Vineland, GO, MBIA,
    NR        1,500       5.30%, 5/15/30 ...........................................................   05/10 @ 101        1,564,845
    NR        1,500       5.375%, 5/15/31 ..........................................................   05/10 @ 101        1,568,220
                                                                                                                       ------------
                                                                                                                        131,971,039
                                                                                                                       ------------
                       PUERTO RICO--32.2%
                       Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
    AAA       3,000       Ser. A, 5.20%, 12/01/33 ..................................................   06/11 @ 100        3,078,600
    AAA       3,000       Ser. B, 5.30%, 12/01/28 ..................................................   06/11 @ 100        3,059,070
     A        7,000    Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38 ....................   07/12 @ 100        7,123,200
                       Puerto Rico Pub. Bldgs. Auth., Ser. D,
    AAA       5,000       Zero Coupon, 7/01/31, AMBAC ..............................................   07/17 @ 100        3,226,750
    A-        6,500       Govt. Facs., 5.25%, 7/01/36 ..............................................   07/12 @ 100        6,638,385
                       Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+       4,000       5.70%, 8/01/25 ...........................................................   02/10 @ 100        4,225,800
   BBB+       7,040       5.75%, 8/01/30 ...........................................................   02/07 @ 100        7,590,176
                                                                                                                       ------------
                                                                                                                         34,941,981
                                                                                                                       ------------
                       Total Long-Term Investments (cost $164,572,429) .............................                   $166,913,020
                                                                                                                       ------------



                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       MONEY MARKET FUND--1.9%
    NR       $2,000    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,000,000) ........        N/A        $  2,000,000
                                                                                                                       ------------
                       TOTAL INVESTMENTS--156.3% (COST $166,572,429) ...............................                    168,913,020
                       Other assets in excess of liabilities--2.8% .................................                      2,989,505
                       Preferred shares at redemption value, including dividends payable--(59.0)% ..                    (63,813,103)
                                                                                                                       ------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                   $108,089,422
                                                                                                                       ============


----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 14.3% of its net assets, with a current market value of $15,464,695, in securities restricted as to resale.


---------------------------------------------------------------------------------------------------------
                                         KEY TO ABBREVIATIONS

AMBAC -- American Municipal Bond Assurance Corporation      FSA  -- Financial Security Assurance
COP   -- Certificate of Participation                       GO   -- General Obligation
FGIC  -- Financial Guaranty Insurance Company               MBIA -- Municipal Bond Insurance Association
---------------------------------------------------------------------------------------------------------








                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

---------------------------------------------------------
 BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST
---------------------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--135.9%
                       NEW YORK--123.4%
    AAA     $ 1,000(3) Met. Transp. Auth., Commuter Fac. Rev., Ser. M, 6.00%, 7/01/14, AMBAC .......       N/A        $   1,022,630
    AAA       1,000    Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC ............................   11/06 @ 102        1,091,330
    AA        1,000    New York, GO, Ser. B, 5.70%, 8/15/12 ........................................   08/05 @ 101        1,091,740
                       New York City, GO,
     A        1,000       Ser. A, 6.00%, 5/15/30 ...................................................   05/10 @ 101        1,079,870
     A          290(3)    Ser. D, 6.60%, 2/01/04 ...................................................       ETM              301,875
     A          710       Ser. D, 6.60%, 2/01/04 ...................................................   No Opt. Call         738,102
     A        1,000       Ser. I, 5.875%, 3/15/18 ..................................................   03/06 @ 101.5      1,057,420
                       New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
    A-        1,000       6.00%, 1/01/08 ...........................................................   01/04 @ 102        1,032,500
    A3        1,000       6.10%, 1/01/09 ...........................................................   01/04 @ 102        1,032,750
    AAA       1,000(3) New York City Mun. Wtr. Fin. Auth., Ser. A, 6.00%, 6/15/05 ..................       N/A            1,108,390
                       New York City Transl. Fin. Auth., Ser. B,
    AA+         815(3)    6.00%, 5/15/10 ...........................................................       N/A              977,788
    AA+       1,000(3)    6.00%, 11/15/10 ..........................................................       N/A            1,199,740
    AA+         185       6.00%, 11/15/21 ..........................................................   05/10 @ 101          208,397
                       New York Dorm. Auth.,
    AAA       1,250(3)    City Univ., 6.125%, 7/01/04, AMBAC .......................................       N/A            1,347,050
    AAA       1,000(3)    City Univ., 6.20%, 7/01/04, AMBAC ........................................       N/A            1,078,500
    AA        1,000       Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA ................................   02/13@100          1,025,050
   Baa3       1,000       Mount Sinai Hlth., Ser. A, 6.50%, 7/01/25 ................................   07/10 @ 101        1,009,360
    AAA       1,005       St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC ...............................   No Opt. Call       1,141,288
    AAA       1,000(3)    St. Univ. Edl. Fac., Ser. A, 6.25%, 5/15/03 ..............................       N/A            1,021,430
    AAA       1,000(3)    St. Univ. Edl. Fac., Ser. B, 6.00%, 5/15/04 ..............................       N/A            1,070,580
    AAA       1,000(3)    St. Univ. Edl. Fac., Ser. B, 6.25%, 5/15/04 ..............................       N/A            1,073,120
    A+        1,000       Univ. of Rochester, Ser. B, 5.625%, 7/01/24 ..............................   07/09 @ 101        1,068,970
                       New York Urban Dev. Corp.,
    AAA       1,000(3)    Correctional Facs., 5.70%, 1/01/07, MBIA .................................       N/A            1,149,140
    AA-         900(3)    Youth Fac., 5.875%, 4/01/04 ..............................................       N/A              957,114
   Caa2       1,000    Port Auth. of NY & NJ, Spec. Oblig., Cont'l./Eastern Proj. LaGuardia,
                          9.125%, 12/01/15 .........................................................   06/03 @ 100        1,002,620
                                                                                                                      -------------
                                                                                                                         24,886,754
                                                                                                                      -------------
                       PUERTO RICO--12.5%
    A-          500    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 .............   05/12 @ 100          396,435
    A-        1,000(3) Puerto Rico Elec. Pwr. Auth., Ser. T, 6.00%, 7/01/04 ........................       N/A            1,075,600
   BBB+       1,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 .........................   02/12 @ 100        1,045,970
                                                                                                                      -------------
                                                                                                                          2,518,005
                                                                                                                      -------------
                       TOTAL LONG-TERM INVESTMENTS (COST $25,220,413) ..............................                     27,404,759
                                                                                                                      -------------
                       MONEY MARKET FUND--10.6%
    NR        2,149    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,148,887) ........       N/A            2,148,887
                                                                                                                      -------------
                       TOTAL INVESTMENTS--146.5% (COST $27,369,300) ................................                     29,553,646
                       Other assets in excess of liabilities--2.1% .................................                        415,449
                       Preferred shares at redemption value, including dividends payable--(48.6)% ..                     (9,800,805)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                  $  20,168,290
                                                                                                                      =============

----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.


--------------------------------------------------------------------------------------------------------
                                          KEY TO ABBREVIATIONS

AMBAC -- American Municipal Bond Assurance Corporation     MBIA -- Municipal Bond Insurance Association
GO    -- General Obligation
--------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

------------------------------------------
 BLACKROCK NEW YORK MUNICIPAL INOME TRUST
------------------------------------------

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       LONG-TERM INVESTMENTS--157.1%
                       NEW YORK--134.5%
                       Charter Mac Equity Issuer Trust,
    NR      $ 6,000(3)    Ser. A-2, 6.30%, 6/30/49 .................................................   06/09 @ 100    $   6,405,000
    NR        5,500(3)    Ser. B-1, 6.80%, 11/30/50 ................................................   11/10 @ 100        5,839,735
    NR        2,750    Columbia Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Hudson Valley Care,
                          Ser. A, 6.875%, 3/20/37 ..................................................   03/12 @ 105        3,186,673
    AAA       1,355    East Rochester Hsg. Auth., Gates Sr. Hsg. Inc. Proj., 6.13%, 4/20/43 ........   10/11 @ 105        1,482,736
    A-        2,590    Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/29 ............   06/03 @ 101        2,623,463
                       Met. Transp. Auth., Dedicated Tax Fund, Ser. A,
    AA-      12,000       5.00%, 11/15/30 ..........................................................   11/12 @ 100       12,157,440
     A       12,000       5.125%, 11/15/31 .........................................................   11/12 @ 100       12,261,840
                       MuniMae TE Bond Subsidiary, LLC,
    NR        6,000(3)    Ser. A, 6.30%, 6/30/49 ...................................................   06/09 @ 100        6,428,460
    NR        3,000(3)    Ser. B, 6.80%, 6/30/50 ...................................................   06/10 @ 100        3,185,310
     A        6,000    New York, GO, Ser. C, 5.375%, 3/15/28 .......................................   03/12 @ 100        6,173,220
     A        7,000    New York City, GO, Ser. D, 5.375%, 6/01/32 ..................................   06/12 @ 100        7,206,290
                       New York City Ind. Dev. Agcy.,
     A          750       Marymount Sch. Proj., 5.125%, 9/01/21, ACA ...............................   09/11 @ 102          776,708
     A        2,000       Marymount Sch. Proj., 5.25%, 9/01/31, ACA ................................   09/11 @ 102        2,029,220
    AAA       1,550       Royal Charter Presbyterian, 5.25%, 12/15/32, FSA .........................   12/11 @ 102        1,622,540
   BBB-      14,850       Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28 ................   07/11 @ 100       14,710,261
    A3        6,000       Term. One Grp. Assoc. Proj., 6.00%, 1/01/19 ..............................   01/04 @ 102        6,181,140
                       New York City Mun. Wtr. Fin. Auth.,
    AAA       4,500       Ser. A, 5.00%, 6/15/32, FGIC .............................................   06/11 @ 100        4,596,525
    AA        7,000       Ser. C, 5.00%, 6/15/32 ...................................................   06/11 @ 100        7,126,420
                       New York City Transl. Fin. Auth., Ser. C,
    AA+       5,940(4)    5.00%, 5/01/09 ...........................................................       N/A            6,755,503
    AA+       3,660       5.00%, 5/01/29 ...........................................................   05/09 @ 101        3,715,632
                       New York Dorm. Auth.,
    AAA         500       Ser. A, 5.00%, 3/15/32, FGIC .............................................   03/13 @ 100          512,265
    AA-      17,000       City Univ., Ser. A, 5.25%, 7/01/31 .......................................   07/11 @ 100       19,242,980
    A3       10,780       Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30 .............................   07/11 @ 101       11,112,347
    AAA       9,000       New Sch. Univ., 5.00%, 7/01/41, MBIA .....................................   07/11 @ 100        9,169,380
    AAA       9,000       New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC ............................   07/11 @ 100        9,169,380
    AAA         500       St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC ..............................   08/12 @ 100          512,360
                       New York Mtg. Agcy.,
    Aa1       5,985       Ser. 101, 5.40%, 4/01/32 .................................................   10/11 @ 100        6,106,196
    NR       15,500       Ser. A, 5.30%, 10/01/31 ..................................................   04/11 @ 100       15,769,390
    AA-       6,290(4) New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06 ......       N/A            7,037,692
                       Port Auth. of NY & NJ,
    AAA       9,500       Ser. 124, 5.00%, 8/01/36, FGIC ...........................................   08/08 @ 101        9,648,960
    AAA      13,000       Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA ...............   12/07 @ 102       14,176,630
    NR        9,250       Spec. Oblig., Cont'l./Eastern Proj. LaGuardia, 9.125%, 12/01/15 ..........   06/03 @ 100        9,274,235
    A-        2,500    Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A,
                          5.75%, 6/1/43 ............................................................   06/12 @ 100        1,984,425
    A-        5,000    Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43 ..   08/12 @ 100        3,968,500
                       TSASC Inc., Ser. 1,
     A        8,000       6.375%, 7/15/39 ..........................................................   07/09 @ 101        7,237,440
    A2        5,000       Tobacco Settlement Rev., 5.75%, 7/15/32 ..................................   07/12 @ 100        4,243,200
    AA        2,500    Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%,
                          10/01/31, RAA ............................................................   10/11 @ 100        2,580,800
     A        2,000    Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%,
                          7/15/29 ..................................................................   07/10 @ 101        1,956,500
                                                                                                                       ------------
                                                                                                                       $248,166,796
                                                                                                                       ------------




                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT                                                                                   OPTION CALL
  RATING(1)    (000)                                    DESCRIPTION                                    PROVISIONS(2)     VALUE
====================================================================================================================================
                       PUERTO RICO--22.6%
    A-      $10,750    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 .............   05/12 @ 100    $   8,523,353
    A-        3,000    Puerto Rico, GO, Ser. A, 5.125%, 7/01/31 ....................................   07/11 @ 100        3,032,940
    A-        6,000    Puerto Rico Pub. Bldgs. Auth., Govt. Facs., Ser. D, 5.25%, 7/01/36 ..........   07/12 @ 100        6,127,740
                       Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+      10,000       5.50%, 8/01/29 ...........................................................   02/12 @ 100       10,459,700
   BBB+       7,000       5.70%, 8/01/25 ...........................................................   02/10 @ 100        7,395,150
   BBB+       5,750       5.75%, 8/01/30 ...........................................................   02/07 @ 100        6,199,362
                                                                                                                      -------------
                                                                                                                         41,738,245
                                                                                                                      -------------
                       TOTAL INVESTMENTS--157.1% (COST $282,637,951) ...............................                    289,905,041
                       Other assets in excess of liabilities--2.4% .................................                      4,354,465
                       Preferred shares at redemption value, including dividends payable--(59.5%) ..                   (109,768,181)
                                                                                                                      -------------
                       NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                  $ 184,491,325
                                                                                                                      =============



----------
(1) Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date(month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 11.8% of its net assets, with a current market value of $21,858,505, in securities restricted as to resale.
(4) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay principal and interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.


--------------------------------------------------------------------------------------------------------
                                          KEY TO ABBREVIATIONS

ACA   -- American Capital Access                           GO   -- General Obligation
AMBAC -- American Municipal Bond Assurance Corporation     MBIA -- Municipal Bond Insurance Association
FGIC  -- Financial Guaranty Insurance Company              RAA  -- Radian Asset Assurance
FSA   -- Financial Security Assurance
--------------------------------------------------------------------------------------------------------




                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                                  CALIFORNIA          CALIFORNIA
                                                     INVESTMENT QUALITY       MUNICIPAL       INVESTMENT QUALITY       MUNICIPAL
ASSETS                                                 MUNICIPAL TRUST      INCOME TRUST        MUNICIPAL TRUST      INCOME TRUST
                                                     ------------------     -------------     ------------------     ------------
Investments at value(1) ..........................    $  394,003,271       $  972,693,087      $   21,898,079       $  338,830,651
Cash .............................................         1,619,056              268,484                  --              642,039
Receivable from investments sold .................                --            4,318,498                  --                   --
Interest receivable ..............................         7,196,908           17,029,019             310,225            5,221,759
Other assets .....................................            64,304               43,382               8,516               12,047
                                                      --------------       --------------      --------------       --------------
                                                         402,883,539          994,352,470          22,216,820          344,706,496
                                                      --------------       --------------      --------------       --------------

LIABILITIES
Payable for investments purchased ................                --           29,106,889                  --                   --
Dividends payable -- common shares ...............         1,211,264            3,400,731              68,818            1,105,181
Investment advisory fee payable ..................           114,885              273,720               6,330               98,100
Administration fee payable .......................            49,236                   --               1,809                   --
Deferred Directors/Trustees fees .................            45,308               38,457               8,495               10,291
Other accrued expenses ...........................           117,474              116,197              37,613              113,024
                                                      --------------       --------------      --------------       --------------
                                                           1,538,167           32,935,994             123,065            1,326,596
                                                      --------------       --------------      --------------       --------------

PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share, including
  dividends payable(2,3) .........................       146,566,697          375,171,939           7,501,437          131,964,541
                                                      --------------       --------------      --------------       --------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS ............................    $  254,778,675       $  586,244,537      $   14,592,318       $  211,415,359
                                                      ==============       ==============      ==============       ==============

Composition of Net Assets Applicable to
  Common Shareholders:
  Par value ......................................    $      167,071       $       43,529      $       10,071       $       14,986
  Paid-in capital in excess of par ...............       231,766,743          617,749,883          13,392,714          212,626,998
  Undistributed net investment income ............         8,925,458           10,779,081             323,699            2,836,097
  Accumulated net realized gain (loss) ...........        (5,631,655)         (21,950,357)                (46)          (2,001,451)
  Net unrealized appreciation (depreciation) .....        19,551,058          (20,377,599)            865,880           (2,061,271)
                                                      --------------       --------------      --------------       --------------
Net assets applicable to common shareholders,
  April 30, 2003 .................................    $  254,778,675       $  586,244,537      $   14,592,318       $  211,415,359
                                                      ==============       ==============      ==============       ==============
Net asset value per common share(4)                           $15.25               $13.47              $14.49               $14.11
                                                              ======               ======              ======               ======

(1)Investments at cost ...........................    $  374,452,213       $  993,070,686      $   21,032,199       $  340,891,922
(2)Preferred shares outstanding ..................             5,862               15,005                 300                5,278
(3)Par value per share ...........................              0.01                0.001                0.01                0.001
(4)Common shares outstanding .....................        16,707,093           43,529,344           1,007,093           14,985,501


                       See Notes to Financial Statements.

                                                            FLORIDA             FLORIDA            NEW JERSEY          NEW JERSEY
                                                      INVESTMENT QUALITY       MUNICIPAL       INVESTMENT QUALITY       MUNICIPAL
ASSETS                                                  MUNICIPAL TRUST      INCOME TRUST        MUNICIPAL TRUST      INCOME TRUST
                                                      ------------------     ------------      ------------------     ------------
Investments at value(1) ..........................     $   25,896,657       $  153,383,105      $   22,176,356       $  168,913,020
Cash .............................................                 --            1,562,487                  --              556,477
Receivable from investments sold .................                 --                   --                  --                   --
Interest receivable ..............................            346,810            2,130,073             418,649            3,085,972
Other assets .....................................              8,507                5,280               8,503                5,905
                                                       --------------       --------------      --------------       --------------
                                                           26,251,974          157,080,945          22,603,508          172,561,374
                                                       --------------       --------------      --------------       --------------

LIABILITIES
Payable for investments purchased ................                 --                   --                  --                   --
Dividends payable -- common shares ...............             77,544              488,785              66,367              537,572
Investment advisory fee payable ..................              7,499               44,663               6,420               49,071
Administration fee payable .......................              2,143                   --               1,834                   --
Deferred Directors/Trustees fees .................              8,481                4,503               8,481                4,971
Other accrued expenses ...........................             36,122               68,696              29,961               67,235
                                                       --------------       --------------      --------------       --------------
                                                              131,789              606,647             113,063              658,849
                                                       --------------       --------------      --------------       --------------

PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share, including
  dividends payable(2,3) .........................          8,501,676           57,551,970           7,500,154           63,813,103
                                                       --------------       --------------      --------------       --------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS ............................     $   17,618,509       $   98,922,328      $   14,990,291       $  108,089,422
                                                       ==============       ==============      ==============       ==============

Composition of Net Assets Applicable to
  Common Shareholders:
  Par value ......................................     $       11,271       $        6,646      $       10,071       $        7,415
  Paid-in capital in excess of par ...............         15,001,008           94,259,825          13,353,335          105,166,744
  Undistributed net investment income ............            387,272              962,507             487,851            1,260,603
  Accumulated net realized gain (loss) ...........            106,978             (404,900)           (510,582)            (685,931
  Net unrealized appreciation (depreciation) .....          2,111,980            4,098,250           1,649,616            2,340,591
                                                       --------------       --------------      --------------       --------------
Net assets applicable to common shareholders,
  April 30, 2003 .................................     $   17,618,509       $   98,922,328      $   14,990,291       $  108,089,422
                                                       ==============       ==============      ==============       ==============
Net asset value per common share(4)                            $15.63               $14.88              $14.88               $14.58
                                                               ======               ======              ======               ======

(1)Investments at cost ...........................     $   23,784,677       $  149,284,855      $   20,526,740       $  166,572,429
(2)Preferred shares outstanding ..................                340                2,302                 300                2,552
(3)Par value per share ...........................               0.01                0.001                0.01                0.001
(4)Common shares outstanding .....................          1,127,093            6,646,343           1,007,093            7,414,793

                                                              NEW YORK            NEW YORK
                                                         INVESTMENT QUALITY       MUNICIPAL
ASSETS                                                     MUNICIPAL TRUST      INCOME TRUST
                                                         ------------------     ------------
Investments at value(1) ..........................        $   29,553,646       $  289,905,041
Cash .............................................                    --              540,452
Receivable from investments sold .................                    --                   --
Interest receivable ..............................               545,456            4,887,875
Other assets .....................................                 8,508               10,066
                                                          --------------       --------------
                                                              30,107,610          295,343,434
                                                          --------------       --------------

LIABILITIES
Payable for investments purchased ................                    --                   --
Dividends payable -- common shares ...............                95,581              915,634
Investment advisory fee payable ..................                 8,606               83,912
Administration fee payable .......................                 2,459                   --
Deferred Directors/Trustees fees .................                 8,476                8,426
Other accrued expenses ...........................                23,393               75,956
                                                          --------------       --------------
                                                                 138,515            1,083,928
                                                          --------------       --------------

PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share, including
  dividends payable(2,3) .........................             9,800,805          109,768,181
                                                          --------------       --------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS ............................        $   20,168,290       $  184,491,325
                                                          ==============       ==============

Composition of Net Assets Applicable to
  Common Shareholders:
  Par value ......................................        $       13,071       $       12,521
  Paid-in capital in excess of par ...............            17,651,717          177,605,594
  Undistributed net investment income ............               553,455            1,860,345
  Accumulated net realized gain (loss) ...........              (234,299)          (2,254,225)
  Net unrealized appreciation (depreciation) .....             2,184,346            7,267,090
                                                          --------------       --------------
Net assets applicable to common shareholders,
  April 30, 2003 .................................        $   20,168,290       $  184,491,325
                                                          ==============       ==============
Net asset value per common share(4)                               $15.43               $14.73
                                                                  ======               ======

(1)Investments at cost ...........................        $   27,369,300       $  282,637,951
(2)Preferred shares outstanding ..................                   392                4,390
(3)Par value per share ...........................                  0.01                0.001
(4)Common shares outstanding .....................             1,307,093           12,521,494

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                                  CALIFORNIA          CALIFORNIA
                                                     INVESTMENT QUALITY       MUNICIPAL       INVESTMENT QUALITY       MUNICIPAL
INVESTMENT INCOME                                      MUNICIPAL TRUST      INCOME TRUST        MUNICIPAL TRUST      INCOME TRUST
                                                     ------------------     ------------      ------------------     ------------
  Interest Income ................................    $   11,221,372       $   29,514,231      $      638,640       $    9,471,628
                                                      --------------       --------------      --------------       --------------

EXPENSES
  Investment advisory ............................           696,094            2,869,126              38,805            1,023,002
  Administration .................................           298,326                   --              11,087                   --
  Transfer agent .................................            11,902               10,684               5,454                8,032
  Custodian ......................................            57,597               79,345               4,526               44,802
  Reports to shareholders ........................            28,419               53,238               8,429               21,908
  Directors/Trustees .............................            19,781               39,501               5,950               15,422
  Registration ...................................            15,621               16,793                 990               15,620
  Independent accountants ........................            24,622               27,135               4,457               21,324
  Legal ..........................................            17,921               27,087               2,974                8,918
  Insurance ......................................             3,140               21,371                 180                7,614
  Auction agent ..................................           188,368              480,427               9,309              170,437
  Miscellaneous ..................................            33,394               39,082               9,187               20,847
                                                      --------------       --------------      --------------       --------------
    Total expenses ...............................         1,395,185            3,663,789             101,348            1,357,926
    Less fees waived by Advisor ..................                --           (1,195,469)                 --             (426,251)
    Less fees paid indirectly ....................            (6,604)              (4,301)                 --               (6,392)
                                                      --------------       --------------      --------------       --------------
    Net expenses .................................         1,388,581            2,464,019             101,348              925,283
                                                      --------------       --------------      --------------       --------------
Net investment income ............................         9,832,791           27,050,212             537,292            8,546,345
                                                      --------------       --------------      --------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) .......................           288,266           (6,368,001)                (46)             367,075
  Net change in unrealized
    appreciation/depreciation ....................          (936,274)           7,837,696            (406,738)          (2,410,194)
                                                      --------------       --------------      --------------       --------------
Net gain (loss) ..................................          (648,008)           1,469,695            (406,784)          (2,043,119)
                                                      --------------       --------------      --------------       --------------

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME ..........................          (848,404)          (2,176,097)            (36,799)            (671,965)
                                                      --------------       --------------      --------------       --------------
NET INCREASE IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS ......................    $    8,336,379       $   26,343,810      $       93,709       $    5,831,261
                                                      ==============       ==============      ==============       ==============


                       See Notes to Financial Statements.

                                                           FLORIDA             FLORIDA            NEW JERSEY          NEW JERSEY
                                                     INVESTMENT QUALITY       MUNICIPAL       INVESTMENT QUALITY       MUNICIPAL
INVESTMENT INCOME                                      MUNICIPAL TRUST      INCOME TRUST        MUNICIPAL TRUST      INCOME TRUST
                                                     ------------------     ------------      ------------------     ------------
  Interest Income ................................    $      704,700       $    4,084,221      $      614,563       $    4,727,344
                                                      --------------       --------------      --------------       --------------

EXPENSES
  Investment advisory ............................            45,388              461,576              38,885              508,762
  Administration .................................            12,968                   --              11,110                   --
  Transfer agent .................................             5,454                8,162               5,454                8,162
  Custodian ......................................             5,052               35,007               4,477               37,939
  Reports to shareholders ........................             8,429               15,213               8,429               15,186
  Directors/Trustees .............................             5,949                7,319               5,949                7,810
  Registration ...................................               990               12,828                 990               12,828
  Independent accountants ........................             4,457               20,666               4,457               20,666
  Legal ..........................................             2,974                5,623               2,974                6,008
  Insurance ......................................               225                3,321                 188                3,930
  Auction agent ..................................            10,547               74,900               9,309               82,631
  Miscellaneous ..................................             9,179               13,041               9,177               13,791
                                                      --------------       --------------      --------------       --------------
    Total expenses ...............................           111,612              657,656             101,399              717,713
    Less fees waived by Advisor ..................                --             (192,323)                 --             (211,984)
    Less fees paid indirectly ....................                --               (8,066)                 --               (6,620)
                                                      --------------       --------------      --------------       --------------
    Net expenses .................................           111,612              457,267             101,399              499,109
                                                      --------------       --------------      --------------       --------------
Net investment income ............................           593,088            3,626,954             513,164            4,228,235
                                                      --------------       --------------      --------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) .......................           106,978              435,487               9,388              (20,431)
  Net change in unrealized
    appreciation/depreciation ....................          (207,517)           1,256,126             153,009            1,462,150
                                                      --------------       --------------      --------------       --------------
Net gain (loss) ..................................          (100,539)           1,691,613             162,397            1,441,719
                                                      --------------       --------------      --------------       --------------

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME ..........................           (47,688)            (279,801)            (34,300)            (340,193)
                                                      --------------       --------------      --------------       --------------
NET INCREASE IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS ......................    $      444,861       $    5,038,766      $      641,261       $    5,329,761
                                                      ==============       ==============      ==============       ==============

                                                            NEW YORK            NEW YORK
                                                       INVESTMENT QUALITY       MUNICIPAL
INVESTMENT INCOME                                        MUNICIPAL TRUST      INCOME TRUST
                                                       ------------------     ------------
  Interest Income ................................      $      805,632       $    7,900,655
                                                        --------------       --------------

EXPENSES
  Investment advisory ............................              52,147              870,127
  Administration .................................              14,899                   --
  Transfer agent .................................               5,454                8,046
  Custodian ......................................               4,358               40,271
  Reports to shareholders ........................               8,429               21,591
  Directors/Trustees .............................               5,949               13,312
  Registration ...................................                 990               15,620
  Independent accountants ........................               4,457               21,652
  Legal ..........................................               2,974                8,753
  Insurance ......................................                 257                6,693
  Auction agent ..................................              12,125              142,912
  Miscellaneous ..................................               9,182               18,519
                                                        --------------       --------------
    Total expenses ...............................             121,221            1,167,496
    Less fees waived by Advisor ..................                  --             (362,553)
    Less fees paid indirectly ....................                  --               (5,444)
                                                        --------------       --------------
    Net expenses .................................             121,221              799,499
                                                        --------------       --------------
Net investment income ............................             684,411            7,101,156
                                                        --------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) .......................             225,023             (163,655)
  Net change in unrealized
    appreciation/depreciation ....................            (339,389)           2,477,801
                                                        --------------       --------------
Net gain (loss) ..................................            (114,366)           2,314,146
                                                        --------------       --------------

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME ..........................             (50,122)            (630,087)
                                                        --------------       --------------
NET INCREASE IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS ......................      $      519,923       $    8,785,215
                                                        ==============       ==============


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                   INVESTMENT                               MUNICIPAL
                                                             QUALITY MUNICIPAL TRUST                       INCOME TRUST
                                                       -----------------------------------      ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2003                  2002              2003                  2002
  APPLICABLE TO COMMON SHAREHOLDERS                    -------------         -------------      -------------         ------------
OPERATIONS:
  Net investment income .............................  $   9,832,791         $  19,938,757      $  27,050,212         $ 52,287,209
  Net realized gain (loss) ..........................        288,266              (369,453)        (6,368,001)         (15,056,085)
  Net change in unrealized
    appreciation/depreciation .......................       (936,274)           (4,013,001)         7,837,696          (33,446,564)
  Dividends to preferred shareholders from
    net investment income ...........................       (848,404)           (2,091,204)        (2,176,097)          (5,491,070)
                                                       -------------         -------------      -------------         ------------
      Net increase (decrease) in net assets
        resulting from operations ...................      8,336,379            13,465,099         26,343,810           (1,706,510)
                                                       -------------         -------------      -------------         ------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ...........................     (7,267,220)          (13,532,094)       (20,395,684)         (40,274,799)
                                                       -------------         -------------      -------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares ................             --                    --                 --               12,275
  Reinvestment of common dividends ..................             --                    --            615,532            2,401,296
                                                       -------------         -------------      -------------         ------------
    Net proceeds from capital share transactions ....             --                    --                 --            2,413,571
                                                       -------------         -------------      -------------         ------------
      Total increase (decrease) .....................      1,069,159               (66,995)         6,563,658          (39,567,738)
                                                       -------------         -------------      -------------         ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of period .................................    253,709,516           253,776,511        579,680,879          619,248,617
                                                       -------------         -------------      -------------         ------------
End of period .......................................  $ 254,778,675         $ 253,709,516      $ 586,244,537         $579,680,879
                                                       =============         =============      =============         ============
End of period undistributed
  net investment income .............................  $   8,925,458         $   7,208,291      $  10,779,081         $  6,300,650


                       See Notes to Financial Statements.

                                                            CALIFORNIA INVESTMENT                         CALIFORNIA
                                                           QUALITY MUNICIPAL TRUST                  MUNICIPAL INCOME TRUST
                                                     ---------------------------------       ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2003                 2002                2003                 2002
  APPLICABLE TO COMMON SHAREHOLDERS                  ------------         ------------       -------------        -------------
OPERATIONS:
  Net investment income ..........................  $    537,292         $  1,044,347       $   8,546,345         $  16,706,357
  Net realized gain (loss) .......................           (46)             247,705             367,075            (2,398,647)
  Net change in unrealized
    appreciation/depreciation ....................      (406,738)            (897,244)         (2,410,194)           (4,365,363)
  Dividends to preferred shareholders from
    net investment income ........................       (36,799)             (90,269)           (671,965)           (1,808,646)
                                                     -----------          -----------        ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations ................        93,709              304,539           5,831,261             8,133,701
                                                     -----------          -----------        ------------          ------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ........................      (412,846)            (803,884)         (6,631,084)          (13,106,112)
                                                     -----------          -----------        ------------          ------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares .............            --                   --                  --               (21,042)
  Reinvestment of common dividends ...............            --                   --                  --               380,015
                                                     -----------          -----------        ------------          ------------
    Net proceeds from capital share transactions .            --                   --                  --               358,973
                                                     -----------          -----------        ------------          ------------
      Total increase (decrease) ..................      (319,137)            (499,345)           (799,823)           (4,613,438)
                                                     -----------          -----------        ------------          ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of period ..............................    14,911,455           15,410,800         212,215,182           216,828,620
                                                     -----------          -----------        ------------          ------------
End of period ....................................   $14,592,318          $14,911,455        $211,415,359          $212,215,182
                                                     ===========          ===========        ============          ============
End of period undistributed
  net investment income ..........................   $   323,699          $   236,052        $  2,836,097          $  1,592,801

                                                                  FLORIDA INVESTMENT
                                                               QUALITY MUNICIPAL TRUST
                                                         -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                             2003                 2002
  APPLICABLE TO COMMON SHAREHOLDERS                      --------------       --------------
OPERATIONS:
  Net investment income ..........................       $      593,088       $    1,178,050
  Net realized gain (loss) .......................              106,978              109,254
  Net change in unrealized
    appreciation/depreciation ....................             (207,517)             (92,970)
  Dividends to preferred shareholders from
    net investment income ........................              (47,688)            (119,861)
                                                         --------------       --------------
      Net increase (decrease) in net assets
        resulting from operations ................              444,861            1,074,473
                                                         --------------       --------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ........................             (465,192)            (907,851)
                                                         --------------       --------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares .............                   --                   --
  Reinvestment of common dividends ...............                   --                   --
                                                         --------------       --------------
    Net proceeds from capital share transactions .                   --                   --
                                                         --------------       --------------
      Total increase (decrease) ..................              (20,331)             166,622
                                                         --------------       --------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of period ..............................           17,638,840           17,472,218
                                                         --------------       --------------
End of period ....................................       $   17,618,509       $   17,638,840
                                                         ==============       ==============
End of period undistributed
  net investment income ..........................       $      387,272       $      307,064


                       See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                     FLORIDA                          NEW JERSEY INVESTMENT
                                                             MUNICIPAL INCOME TRUST                   QUALITY MUNICIPAL TRUST
                                                       -----------------------------------      ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2003                  2002              2003                  2002
  APPLICABLE TO COMMON SHAREHOLDERS                    -------------         -------------      -------------         ------------
OPERATIONS:
  Net investment income ............................   $   3,626,954         $   7,102,195      $     513,164         $  1,025,469
  Net realized gain (loss) .........................         435,487              (711,143)             9,388               24,648
  Net change in unrealized
    appreciation/depreciation ......................       1,256,126             1,525,829            153,009             (414,958)
  Dividends to preferred shareholders from
    net investment income ..........................        (279,801)             (764,896)           (34,300)             (90,295)
                                                       -------------         -------------      -------------         ------------
      Net increase in net assets resulting
        from operations ............................       5,038,766             7,151,985            641,261              544,864
                                                       -------------         -------------      -------------         ------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................      (2,932,712)           (5,799,995)          (398,118)            (755,976)
                                                       -------------         -------------      -------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares ...............              --               (53,160)                --                   --
  Reinvestment of common dividends .................              --               394,894                 --                   --
                                                       -------------         -------------      -------------         ------------
    Net proceeds from capital share transactions ...              --               341,734                 --                   --
                                                       -------------         -------------      -------------         ------------
      Total increase (decrease) ....................       2,106,054             1,693,724            243,143             (211,112)
                                                       -------------         -------------      -------------         ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ................................      96,816,274            95,122,550         14,747,148           14,958,260
                                                       -------------         -------------      -------------         ------------
End of period ......................................   $  98,922,328         $  96,816,274      $  14,990,291         $ 14,747,148
                                                       -------------         -------------      -------------         ------------
End of period undistributed
  net investment income ............................   $     962,507         $     548,066      $     487,851         $    407,105


                       See Notes to Financial Statements.

                                                                    NEW JERSEY                          NEW YORK INVESTMENT
                                                              MUNICIPAL INCOME TRUST                   QUALITY MUNICIPAL TRUST
                                                       ----------------------------------       ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                          2003                  2002                2003                 2002
  APPLICABLE TO COMMON SHAREHOLDERS                    -------------        -------------       -------------        -------------
OPERATIONS:
  Net investment income ............................   $   4,228,235        $   8,144,795       $     684,411        $   1,388,492
  Net realized gain (loss) .........................         (20,431)            (615,525)            225,023               17,396
  Net change in unrealized
    appreciation/depreciation ......................       1,462,150              120,445            (339,389)              56,010
  Dividends to preferred shareholders from
    net investment income ..........................        (340,193)            (914,433)            (50,122)            (118,520)
                                                       -------------        -------------       -------------        -------------
      Net increase in net assets resulting
        from operations ............................       5,329,761            6,735,282             519,923            1,343,378
                                                       -------------        -------------       -------------        -------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................      (3,225,435)          (6,435,974)           (573,398)          (1,094,531)
                                                       -------------        -------------       -------------        -------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares ...............              --              (54,117)                 --                   --
  Reinvestment of common dividends .................              --              651,099                  --                   --
                                                       -------------        -------------       -------------        -------------
    Net proceeds from capital share transactions ...              --              596,982                  --                   --
                                                       -------------        -------------       -------------        -------------
      Total increase (decrease) ....................       2,104,326              896,290             (53,475)             248,847
                                                       -------------        -------------       -------------        -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ................................     105,985,096          105,088,806          20,221,765           19,972,918
                                                       -------------        -------------       -------------        -------------
End of period ......................................   $ 108,089,422        $ 105,985,096       $  20,168,290        $  20,221,765
                                                       -------------        -------------       -------------        -------------
End of period undistributed
  net investment income ............................   $   1,260,603        $     597,996       $     553,455        $     492,564

                                                                         NEW YORK
                                                                  MUNICIPAL INCOME TRUST
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                               2003                2002
  APPLICABLE TO COMMON SHAREHOLDERS                        -------------        -------------
OPERATIONS:
  Net investment income ............................       $   7,101,156        $  13,690,678
  Net realized gain (loss) .........................            (163,655)          (2,021,656)
  Net change in unrealized
    appreciation/depreciation ......................           2,477,801            5,742,628
  Dividends to preferred shareholders from
    net investment income ..........................            (630,087)          (1,615,269)
                                                           -------------        -------------
      Net increase in net assets resulting
        from operations ............................           8,785,215           15,796,381
                                                           -------------        -------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................          (5,493,806)         (10,955,545)
                                                           -------------        -------------

CAPITAL SHARE TRANSACTIONS:
  Unused (additional) offering costs relating to
    the issuance of preferred shares ...............                  --              (27,438)
  Reinvestment of common dividends .................                  --            1,276,152
                                                           -------------        -------------
    Net proceeds from capital share transactions ...                  --            1,248,714
                                                           -------------        -------------
      Total increase (decrease) ....................           3,291,409            6,089,550
                                                           -------------        -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ................................         181,199,916          175,110,366
                                                           -------------        -------------
End of period ......................................       $ 184,491,325        $ 181,199,916
                                                           -------------        -------------
End of period undistributed
  net investment income ............................       $   1,860,345        $     883,082


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------
BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST
--------------------------------------------

                                           SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2003     ------------------------------------------------------------------
                                              (UNAUDITED)      2002           2001(1)        2000(1)       1999(1)        1998(1)
                                           ----------------    ----           -------        -------       -------        -------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2) .....  $  15.19      $  15.19       $  14.30       $  13.95      $  15.78       $  15.32
                                               --------      --------       --------       --------      --------       --------
Investment operations:
   Net investment income ....................      0.58          1.20           1.20           1.13          1.09           1.08
   Net realized and unrealized gain (loss) ..     (0.04)        (0.26)          0.75           0.43         (1.63)          0.70
   Dividends and distributions to preferred
     shareholders:
     From net investment income .............     (0.05)        (0.13)         (0.29)         (0.35)        (0.24)         (0.24)
     Net realized gain ......................        --            --             --             --         (0.04)         (0.07)
                                               --------      --------       --------       --------      --------       --------
Net increase (decrease) from investment
   operations ...............................      0.49          0.81           1.66           1.21         (0.82)          1.47
                                               --------      --------       --------       --------      --------       --------
Dividends and distributions to
  common shareholders:
   From net investment income ...............     (0.43)        (0.81)         (0.78)         (0.83)        (0.86)         (0.81)
   Net realized gain ........................        --            --             --             --         (0.15)         (0.20)
                                               --------      --------       --------       --------      --------       --------
Total dividends and distributions ...........     (0.43)        (0.81)         (0.78)         (0.83)        (1.01)         (1.01)
                                               --------      --------       --------       --------      --------       --------
Capital change with respect to issuance
   of preferred shares ......................        --            --           0.01          (0.03)           --             --
                                               --------      --------       --------       --------      --------       --------
Net asset value, end of period(2) ...........  $  15.25      $  15.19       $  15.19       $  14.30      $  13.95       $  15.78
                                               ========      ========       ========       ========      ========       ========
Market value, end of period(2) ..............  $  13.94      $  13.48       $  13.73       $  12.13      $  13.13       $  15.44
                                               ========      ========       ========       ========      ========       ========
TOTAL INVESTMENT RETURN(3) ..................      6.72%         4.14%         20.03%         (1.27)%       (9.03)%        23.81%
                                               ========      ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
  OF COMMON SHAREHOLDERS:(4)
Expenses after fees paid indirectly .........      1.10%(5)      1.09%          1.14%          1.20%         1.05%          1.04%
Expenses before fees paid indirectly ........      1.11%(5)      1.09%          1.14%          1.20%         1.05%          1.04%
Net investment income before preferred
   share dividends ..........................      7.79%(5)      7.93%          8.10%          8.18%         7.21%          6.95%
Preferred share dividends ...................      0.67%(5)      0.83%          1.94%          2.53%         1.60%          1.53%
Net investment income available to
   common shareholders ......................      7.12%(5)      7.10%          6.16%          5.65%         5.61%          5.42%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) .......................  $254,514      $251,428       $247,832       $230,746      $252,536       $259,280
Portfolio turnover ..........................         4%           19%             4%            35%           26%            46%
Net assets of common shareholders,
   end of period (000) ......................  $254,779      $253,710       $253,777       $238,849      $233,085       $263,590
Preferred shares outstanding (000) ..........  $146,550      $146,550       $146,550       $146,550      $130,000       $130,000
Asset coverage per preferred share,
   end of period ............................  $ 68,466      $ 68,292       $ 68,308       $ 65,745      $ 69,824       $ 75,690

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5)  Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------
BLACKROCK MUNICIPAL INCOME TRUST
--------------------------------

                                                                      SIX MONTHS                             FOR THE PERIOD
                                                                         ENDED                               JULY 27, 2001(1)
                                                                    APRIL 30, 2003         YEAR ENDED            THROUGH
                                                                      (UNAUDITED)       OCTOBER 31, 2002    OCTOBER 31, 2001(2,3)
                                                                    --------------      ----------------    ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .........................       $  13.33            $  14.30             $  14.33
                                                                        --------            --------             --------
Investment operations:
   Net investment income ........................................           0.62                1.20                 0.17
   Net realized and unrealized gain (loss) ......................           0.04               (1.11)                0.12
   Dividends and distributions to preferred shareholders:
     From net investment income .................................          (0.05)              (0.13)               (0.01)
     In excess of net investment income .........................             --                  --                (0.00)(5)
                                                                        --------            --------             --------
Net increase (decrease) from investment operations ..............           0.61               (0.04)                0.28
                                                                        --------            --------             --------
Dividends and distributions to common shareholders:
   From net investment income ...................................          (0.47)              (0.93)               (0.16)
   In excess of net investment income ...........................             --                  --                (0.01)
                                                                        --------            --------             --------
Total dividends and distributions ...............................          (0.47)              (0.93)               (0.17)
                                                                        --------            --------             --------
Capital change with respect to issuance of:
   Common shares ................................................             --                  --                (0.03)
   Preferred shares .............................................             --               0.005                (0.11)
                                                                        --------            --------             --------
Total capital changes ...........................................             --               0.005                (0.14)
                                                                        --------            --------             --------
Net asset value, end of period(4) ...............................       $  13.47            $  13.33             $  14.30
                                                                        ========            ========             ========
Market value, end of period(4) ..................................       $  13.20            $  13.46             $  14.75
                                                                        ========            ========             ========
TOTAL INVESTMENT RETURN(6) ......................................           1.59%              (2.40)%              (1.13)%
                                                                        ========            ========             ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(7)
Expenses after expense offsets ..................................           0.84%(8)            0.81%                0.61%(8)
Expenses before expense offsets .................................           1.25%(8)            1.23%                0.91%(8)
Net investment income before preferred share dividends ..........           9.26%(8)            8.74%                4.59%(8)
Preferred share dividends .......................................           0.74%(8)            0.92%                0.38%(8)
Net investment income available to common shareholders ..........           8.52%(8)            7.82%                4.21%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .................       $589,176            $598,425             $572,610
Portfolio turnover ..............................................             10%                 70%                  27%
Net assets of common shareholders, end of period (000) ..........       $586,245            $579,681             $619,249
Preferred shares outstanding (000) ..............................       $375,125            $375,125             $375,125
Asset coverage per preferred share, end of period ...............       $ 64,073            $ 63,636             $ 66,275

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the first public offering was $14.30.
(2) Calculated using the average shares outstanding method.
(3) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5) Amount is less than $0.005 per share.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-------------------------------------------------------
BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST
-------------------------------------------------------

                                            SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003      -----------------------------------------------------------------
                                               (UNAUDITED)       2002         2001(1)         2000(1)       1999(1)        1998(1)
                                            ----------------     ----         -------         -------       -------        -------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(2) ......    $ 14.81      $ 15.30         $ 14.62        $ 14.34       $ 15.49        $ 14.77
                                                  -------      -------         -------        -------       -------        -------
Investment operations:
   Net investment income .....................       0.54         1.04            1.05           1.06          1.05           1.05
   Net realized and unrealized gain (loss) ...      (0.41)       (0.64)           0.63           0.29         (1.10)          0.79
   Dividends to preferred shareholders
   from net investment income ................      (0.04)       (0.09)          (0.21)         (0.25)        (0.22)         (0.24)
                                                  -------      -------         -------        -------       -------        -------
Net increase (decrease) from investment
   operations ................................       0.09         0.31            1.47           1.10         (0.27)          1.60
                                                  -------      -------         -------        -------       -------        -------
Dividends to common shareholders from net
   investment income .........................      (0.41)       (0.80)          (0.79)         (0.82)        (0.88)         (0.88)
                                                  -------      -------         -------        -------       -------        -------
Net asset value, end of period(2) ............    $ 14.49      $ 14.81         $ 15.30        $ 14.62       $ 14.34        $ 15.49
                                                  =======      =======         =======        =======       =======        =======
Market value, end of period(2) ...............    $ 13.25      $ 13.38         $ 15.55        $ 14.00       $ 15.50        $ 16.13
                                                  =======      =======         =======        =======       =======        =======
TOTAL INVESTMENT RETURN(3) ...................       2.09%       (9.26)%         17.03%         (4.33)%        1.52%         13.70%
                                                  =======      =======         =======        =======       =======        =======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(4)
Expenses .....................................       1.38%(5)     1.29%           1.38%          1.41%         1.34%          1.36%
Net investment income before
   preferred share dividends .................       7.29%(5)     6.86%           7.04%          7.36%         6.95%          6.93%
Preferred share dividends ....................       0.50%(5)     0.59%           1.39%          1.75%         1.47%          1.60%
Net investment income available to
   common shareholders .......................       6.79%(5)     6.27%           5.65%          5.61%         5.48%          5.33%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ........................    $14,858      $15,221         $15,072        $14,450       $15,170        $15,265
Portfolio turnover ...........................          0%          30%              1%             0%            4%             0%
Net assets of common shareholders,
   end of period (000) .......................    $14,592      $14,911         $15,411        $14,725       $14,439        $15,595
Preferred shares outstanding (000) ...........    $ 7,500      $ 7,500         $ 7,500        $ 7,500       $ 7,500        $ 7,500
Asset coverage per preferred share,
   end of period .............................    $73,646      $74,706         $76,377        $74,097       $73,138        $76,990

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(5) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-------------------------------------------
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST
-------------------------------------------

                                                                       SIX MONTHS                             FOR THE PERIOD
                                                                          ENDED                               JULY 27, 20011
                                                                     APRIL 30, 2003         YEAR ENDED            THROUGH
                                                                       (UNAUDITED)       OCTOBER 31, 2002   OCTOBER 31, 2001(2,3)
                                                                     --------------      ----------------   ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) ............................     $  14.16            $  14.50             $  14.33
                                                                         --------            --------             --------
Investment operations:
   Net investment income ...........................................         0.56                1.11                 0.16
   Net realized and unrealized gain (loss) .........................        (0.13)              (0.46)                0.32
   Dividends and distributions to preferred shareholders:
     From net investment income ....................................        (0.04)              (0.12)               (0.01)
     In excess of net investment income ............................           --                  --                (0.00)(5)
                                                                         --------            --------             --------
Net increase from investment operations ............................         0.39                0.53                 0.47
                                                                         --------            --------             --------
Dividends and distributions to common shareholders:
   From net investment income ......................................        (0.44)              (0.87)               (0.15)
   In excess of net investment income ..............................           --                  --                (0.01)
                                                                         --------            --------             --------
Total dividends and distributions ..................................        (0.44)              (0.87)               (0.16)
                                                                         --------            --------             --------
Capital charge with respect to issuance of:
   Common shares ...................................................           --                  --                (0.03)
   Preferred shares ................................................           --               (0.00)(5)            (0.11)
                                                                         --------            --------             --------
Total capital charges ..............................................           --               (0.00)(5)            (0.14)
                                                                         --------            --------             --------
Net asset value, end of period(4) ..................................     $  14.11            $  14.16             $  14.50
                                                                         ========            ========             ========
Market value, end of period(4) .....................................     $  13.07            $  13.09             $  14.75
                                                                         ========            ========             ========
TOTAL INVESTMENT RETURN(6) .........................................         3.23%              (5.49)%              (1.17)%
                                                                         ========            ========             ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(7)
Expenses after expense offsets .....................................         0.88%(8)            0.88%                0.72%(8)
Expenses before expense offsets ....................................         1.29%(8)            1.31%                1.02%(8)
Net investment income before preferred share dividends .............         8.13%(8)            7.96%                4.06%(8)
Preferred share dividends ..........................................         0.64%(8)            0.86%                0.38%(8)
Net investment income available to common shareholders .............         7.49%(8)            7.10%                3.68%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ....................     $211,877            $209,965             $199,356
Portfolio turnover                                                              5%                 44%                  16%
Net assets of common shareholders, end of period (000) .............     $211,415            $212,215             $216,829
Preferred shares outstanding (000) .................................     $131,950            $131,950             $131,950
Asset coverage per preferred share, end of period ..................     $ 65,059            $ 65,211             $ 66,086

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the first public offering was $14.30.
(2) Calculated using the average shares outstanding method.
(3) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5) Amount is less than $0.005 per share.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(8) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

----------------------------------------------------
BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST
----------------------------------------------------

                                            SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003    -----------------------------------------------------------------
                                               (UNAUDITED)     2002          2001(1)        2000(1)       1999(1)        1998(1)
                                            ----------------   ----          -------        -------       -------        -------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period(2) ....   $ 15.65       $ 15.50        $ 14.65        $ 14.29      $  15.69        $ 14.86
                                               -------       -------        -------        -------      --------        -------
Investment operations:
   Net investment income ...................      0.52          1.05           1.03           1.07          1.05           1.05
   Net realized and unrealized gain (loss) .     (0.09)         0.02           0.86           0.40         (1.41)          0.81
   Dividends to preferred shareholders
     from net investment income ............     (0.04)        (0.11)         (0.24)         (0.31)        (0.24)         (0.28)
                                               -------       -------        -------        -------      --------        -------
Net increase (decrease) from investment
   operations ..............................      0.39          0.96           1.65           1.16         (0.60)          1.58
                                               -------       -------        -------        -------      --------        -------
Dividends to common shareholders from net
    investment income ......................     (0.41)        (0.81)         (0.80)         (0.80)        (0.80)         (0.75)
                                               -------       -------        -------        -------      --------        -------
Net asset value, end of period(2) ..........   $ 15.63       $ 15.65        $ 15.50        $ 14.65      $  14.29        $ 15.69
                                               =======       =======        =======        =======      ========        =======
Market value, end of period(2) .............   $ 15.36       $ 14.50        $ 14.36        $ 13.13      $  12.81        $ 15.13
                                               =======       =======        =======        =======      ========        =======
TOTAL INVESTMENT RETURN(3) .................      8.93%         6.52%         15.65%          9.00%       (10.60)%        19.70%
                                               =======       =======        =======        =======      ========        =======
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4)
Expenses ...................................      1.28%(5)      1.20%          1.38%          1.22%         1.27%          1.31%
Net investment income before preferred
   share dividends .........................      6.78%(5)      6.76%          6.83%          7.48%         7.11%          6.81%
Preferred share dividends ..................      0.54%(5)      0.69%          1.58%          2.18%         1.64%          1.80%
Net investment income available to
   common shareholders .....................      6.24%(5)      6.07%          5.25%          5.30%         5.47%          5.01%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ......................   $17,651       $17,427        $17,046        $16,167      $ 16,736        $17,299
Portfolio turnover                                   7%            8%             0%             0%            0%             0%
Net assets of common shareholders,
   end of period (000) .....................   $17,619       $17,639        $17,472        $16,509      $ 16,110        $17,684
Preferred shares outstanding (000) .........   $ 8,500       $ 8,500        $ 8,500        $ 8,500      $  8,500        $ 8,500
Asset coverage per preferred share,
   end of period ...........................   $76,824       $76,886        $76,397        $73,570      $ 72,390        $77,017

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITFD-98.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(5) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

----------------------------------------
BLACKROCK FLORIDA MUNICIPAL INCOME TRUST
----------------------------------------

                                                            SIX MONTHS                            FOR THE PERIOD
                                                               ENDED                              JULY 27, 2001(1)
                                                          APRIL 30, 2003       YEAR ENDED             THROUGH
                                                            (UNAUDITED)     OCTOBER 31, 2002    OCTOBER 31, 2001(2,3)
                                                          --------------    ----------------    ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .................       $14.57           $ 14.37               $14.33
                                                                ------           -------               ------
Investment operations:
   Net investment income ................................         0.54              1.07                 0.17
   Net realized and unrealized gain .....................         0.25              0.13                 0.18
   Dividends and distributions to preferred shareholders:
     From net investment income .........................        (0.04)            (0.12)               (0.01)
     In excess of net investment income .................           --                --                (0.00)(5)
                                                                ------           -------               ------
Net increase from investment operations .................         0.75              1.08                 0.34
                                                                ------           -------               ------
Dividends and distributions to common shareholders:
   From net investment income ...........................        (0.44)            (0.87)               (0.16)
   In excess of net investment income ...................           --                --                (0.00)(5)
                                                                ------           -------               ------
Total dividends and distributions .......................        (0.44)            (0.87)               (0.16)
                                                                ------           -------               ------
Capital charge with respect to issuance of:
   Common shares ........................................           --                --                (0.03)
   Preferred shares .....................................           --             (0.01)               (0.11)
                                                                ------           -------               ------
Total capital charges ...................................           --             (0.01)               (0.14)
                                                                ------           -------               ------
Net asset value, end of period(4) .......................       $14.88           $ 14.57               $14.37
                                                                ======           =======               ======
Market value, end of period(4) ..........................       $14.04           $ 13.65               $14.50
                                                                ======           =======               ======
TOTAL INVESTMENT RETURN(6) ..............................         6.13%             0.16%               (2.84)%
                                                                ======           =======               ======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(7)
Expenses after expense offsets ..........................         0.94%(8)          0.96%                0.87%(8)
Expenses before expense offsets .........................         1.36%(8)          1.38%                1.17%(8)
Net investment income before preferred share dividends ..         7.50%(8)          7.59%                4.43%(8)
Preferred share dividends ...............................         0.58%(8)          0.82%                0.37%(8)
Net investment income available to common shareholders ..         6.92%(8)          6.77%                4.06%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........      $97,584           $93,558              $87,918
Portfolio turnover ......................................           13%               35%                  28%
Net assets of common shareholders, end of period (000) ..      $98,922           $96,816              $95,123
Preferred shares outstanding (000) ......................      $57,550           $57,550              $57,550
Asset coverage per preferred share, end of period .......      $67,973           $67,060              $66,323

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the first public offering was $14.30.
(2) Calculated using the average shares outstanding method.
(3) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5) Amount is less than $0.005 per share.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-------------------------------------------------------
BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST
-------------------------------------------------------

                                            SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003    -------------------------------------------------------
                                               (UNAUDITED)       2002      2001(1)     2000(1)     1999(1)     1998(1)
                                            ----------------   -------     -------     -------     -------     -------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period(2) ..      $ 14.64        $ 14.85     $ 13.96     $ 13.52     $ 14.95     $ 14.19
                                                -------        -------     -------     -------     -------     -------
Investment operations:
   Net investment income .................         0.51           1.02        0.96        1.01        1.00        1.00
   Net realized and unrealized gain (loss)         0.16          (0.39)       0.87        0.43       (1.47)       0.71
   Dividends to preferred shareholders
     from net investment income ..........        (0.03)         (0.09)      (0.21)      (0.27)      (0.23)      (0.24)
                                                -------        -------     -------     -------     -------     -------
Net increase (decrease) from investment
   operations ............................         0.64           0.54        1.62        1.17       (0.70)       1.47
                                                -------        -------     -------     -------     -------     -------
Dividends to common shareholders from net
   investment income .....................        (0.40)         (0.75)      (0.73)      (0.73)      (0.73)      (0.71)
                                                -------        -------     -------     -------     -------     -------
Net asset value, end of period(2) ........      $ 14.88        $ 14.64     $ 14.85     $ 13.96     $ 13.52     $ 14.95
                                                =======        =======     =======     =======     =======     =======
Market value, end of period(2) ...........      $ 14.25        $ 13.30     $ 13.75     $ 12.13     $ 12.25     $ 14.13
                                                =======        =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN(3) ...............        10.20%          2.07%      19.63%       5.08%      (8.77)%     15.56%
                                                =======        =======     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(4)
Expenses .................................         1.37%(5)       1.31%       1.54%       1.32%       1.29%       1.35%
Net investment income before preferred
   share dividends .......................         6.94%(5)       6.93%       6.64%       7.44%       6.94%       6.88%
Preferred share dividends ................         0.46%(5)       0.61%       1.47%       1.98%       1.59%       1.68%
Net investment income available to
   common shareholders ...................         6.48%(5)       6.32%       5.17%       5.46%       5.35%       5.20%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ....................      $14,904        $14,791     $14,570     $13,696     $14,550     $14,663
Portfolio turnover .......................            4%            14%          9%         23%         17%          0%
Net assets of common shareholders,
   end of period (000) ...................      $14,990        $14,747     $14,958     $14,059     $13,620     $15,055
Preferred shares outstanding (000) .......      $ 7,500        $ 7,500     $ 7,500     $ 7,500     $ 7,500     $ 7,500
Asset coverage per preferred share,
   end of period .........................      $74,968        $74,159     $74,862     $71,879     $70,409     $75,191

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(5) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-------------------------------------------
BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST
-------------------------------------------

                                                              SIX MONTHS                           FOR THE PERIOD
                                                                 ENDED                            JULY 27, 2001(1)
                                                            APRIL 30, 2003       YEAR ENDED            THROUGH
                                                              (UNAUDITED)     OCTOBER 31, 2002  OCTOBER 31, 2001(2,3)
                                                            --------------    ----------------  ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .................      $  14.29           $  14.26            $  14.33
                                                               --------           --------            --------
Investment operations:
   Net investment income ................................          0.58               1.10                0.14
   Net realized and unrealized gain (loss) ..............          0.20              (0.07)               0.10
   Dividends and distributions to preferred shareholders:
     From net investment income .........................         (0.05)             (0.12)              (0.01)
     In excess of net investment income .................            --                 --               (0.00)(5)
                                                               --------           --------            --------
Net increase from investment operations .................          0.73               0.91                0.23
                                                               --------           --------            --------
Dividends and distributions to common shareholders:
   From net investment income ...........................         (0.44)             (0.87)              (0.13)
   In excess of net investment income ...................            --                 --               (0.03)
                                                               --------           --------            --------
Total dividends and distributions .......................         (0.44)             (0.87)              (0.16)
                                                               --------           --------            --------
Capital charge with respect to issuance of:
   Common shares ........................................            --                 --               (0.03)
   Preferred shares .....................................            --              (0.01)              (0.11)
                                                               --------           --------            --------
Total capital charges ...................................            --              (0.01)              (0.14)
                                                               --------           --------            --------
Net asset value, end of period(4) .......................      $  14.58           $  14.29            $  14.26
                                                               ========           ========            ========
Market value, end of period(4) ..........................      $  13.99           $  13.64            $  14.84
                                                               ========           ========            ========
TOTAL INVESTMENT RETURN(6) ..............................          5.82%             (2.25)%             (0.56)%
                                                               ========           ========            ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(7)
Expenses after expense offsets ..........................          0.94%(8)           0.93%               0.83%(8)
Expenses before expense offsets .........................          1.35%(8)           1.37%               1.12%(8)
Net investment income before preferred share dividends ..          7.95%(8)           7.81%               3.67%(8)
Preferred share dividends ...............................          0.64%(8)           0.88%               0.37%(8)
Net investment income available to common shareholders ..          7.31%(8)           6.93%               3.30%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........      $107,193           $104,241            $ 97,050
Portfolio turnover ......................................            10%                50%                 16%
Net assets of common shareholders, end of period (000) ..      $108,089           $105,985            $105,089
Preferred shares outstanding (000) ......................      $ 63,800           $ 63,800            $ 63,800
Asset coverage per preferred share, end of period .......      $ 67,360           $ 66,538            $ 66,187

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the first public offering was $14.30.
(2) Calculated using the average shares outstanding method.
(3) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5) Amount is less than $0.005 per share.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-----------------------------------------------------
BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST
-----------------------------------------------------

                                         SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2003    -------------------------------------------------------
                                           (UNAUDITED)       2002       2001(1)     2000(1)     1999(1)     1998(1)
                                         ----------------   -------     -------     -------     -------     -------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period(2) ..   $ 15.47        $ 15.28     $ 14.55     $ 14.11     $ 15.58     $ 14.91
                                             -------        -------     -------     -------     -------     -------
Investment operations:
   Net investment income .................      0.53           1.06        1.06        1.08        1.08        1.06
   Net realized and unrealized gain (loss)     (0.09)          0.06        0.70        0.44       (1.50)       0.67
   Dividends to preferred shareholders
     from net investment income ..........     (0.04)         (0.09)      (0.21)      (0.26)      (0.23)      (0.24)
                                             -------        -------     -------     -------     -------     -------
Net increase (decrease) from investment
   operations ............................      0.40           1.03        1.55        1.26       (0.65)       1.49
                                             -------        -------     -------     -------     -------     -------
Dividends to common shareholders from net
   investment income .....................     (0.44)         (0.84)      (0.82)      (0.82)      (0.82)      (0.82)
                                             -------        -------     -------     -------     -------     -------
Net asset value, end of period(2) ........   $ 15.43        $ 15.47     $ 15.28     $ 14.55     $ 14.11     $ 15.58
                                             =======        =======     =======     =======     =======     =======
Market value, end of period(2) ...........   $ 14.25        $ 14.40     $ 14.20     $ 12.63     $ 13.63     $ 15.13
                                             =======        =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN:(3) ..............      2.04%          7.42%      19.20%      (1.21)%     (4.86)%     11.85%
                                             =======        =======     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(4)
Expenses .................................      1.21%(5)       1.17%       1.31%       1.21%       1.09%       1.15%
Net investment income before preferred
   share dividends .......................      6.82%(5)       6.97%       7.06%       7.63%       7.13%       7.02%
Preferred share dividends ................      0.50%(5)       0.60%       1.40%       1.83%       1.50%       1.60%
Net investment income available to
   common shareholders ...................      6.32%(5)       6.37%       5.66%       5.81%       5.63%       5.42%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ....................   $20,245        $19,915     $19,663     $18,523     $19,791     $19,980
Portfolio turnover .......................        20%             7%          0%         22%          0%          0%
Net assets of common shareholders,
   end of period (000) ...................   $20,168        $20,222     $19,973     $19,016     $18,443     $20,359
Preferred shares outstanding (000) .......   $ 9,800        $ 9,800     $ 9,800     $ 9,800     $ 9,800     $ 9,800
Asset coverage per preferred share,
   end of period .........................   $76,452        $76,590     $75,955     $73,516     $72,048     $76,935

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(5) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

-----------------------------------------
BLACKROCK NEW YORK MUNICIPAL INCOME TRUST
-----------------------------------------

                                                              SIX MONTHS                          FOR THE PERIOD
                                                                 ENDED                           JULY 27, 2001(1)
                                                            APRIL 30, 2003      YEAR ENDED            THROUGH
                                                              (UNAUDITED)    OCTOBER 31, 2002  OCTOBER 31, 2001(2,3)
                                                            --------------   ----------------  ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(4) .................     $  14.47          $  14.09           $  14.33
                                                              --------          --------           --------
Investment operations:
   Net investment income ................................         0.57              1.09               0.15
   Net realized and unrealized gain (loss) ..............         0.18              0.29              (0.08)
   Dividends and distributions to preferred shareholders:
     From net investment income .........................        (0.05)            (0.13)             (0.01)
     In excess of net investment income .................           --                --              (0.00)(5)
                                                              --------          --------           --------
Net increase from investment operations .................         0.70              1.25               0.06
                                                              --------          --------           --------
Dividends and distributions to common shareholders:
   From net investment income ...........................        (0.44)            (0.87)             (0.14)
   In excess of net investment income ...................           --                --              (0.02)
                                                              --------          --------           --------
Total dividends and distributions .......................        (0.44)            (0.87)             (0.16)
                                                              --------          --------           --------
Capital charge with respect to issuance of:
   Common shares ........................................           --                --              (0.03)
   Preferred shares .....................................           --             (0.00)(5)          (0.11)
                                                              --------          --------           --------
Total capital charges ...................................           --             (0.00)(5)          (0.14)
                                                              --------          --------           --------
Net asset value, end of period(4) .......................     $  14.73          $  14.47           $  14.09
                                                              ========          ========           ========
Market value, end of period(4) ..........................     $  13.39          $  13.42           $  14.62
                                                              ========          ========           ========
TOTAL INVESTMENT RETURN(6) ..............................         3.08%            (2.25)%            (5.58)%
                                                              ========          ========           ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(7)
Expenses after expense offsets ..........................         0.88%(8)          0.90%              0.73%(8)
Expenses before expense offsets .........................         1.29%(8)          1.33%              1.03%(8)
Net investment income before preferred share dividends ..         7.84%(8)          7.87%              3.93%(8)
Preferred share dividends ...............................         0.70%(8)          0.93%              0.37%(8)
Net investment income available to common shareholders ..         7.14%(8)          6.94%              3.56%(8)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........     $182,696          $173,885           $163,077
Portfolio turnover ......................................            2%               57%                 2%
Net assets of common shareholders, end of period (000) ..     $184,491          $181,200           $175,110
Preferred shares outstanding (000) ......................     $109,750          $109,750           $109,750
Asset coverage per preferred share, end of period .......     $ 67,030          $ 66,279           $ 64,894

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the first public offering was $14.30.
(2) Calculated using the average shares outstanding method.
(3) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value and market value are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(5) Amount is less than $0.005 per share.
(6) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(7) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(8) Annualized.

The information above represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING  POLICIES

The BlackRock Investment Quality Municipal Trust Inc. ("Municipal Investment Quality") was organized as a Maryland corporation on November 19, 1992. The BlackRock California Investment Quality Municipal Trust Inc. ("California Investment Quality"), The BlackRock New Jersey Investment Quality Municipal Trust Inc. ("New Jersey Investment Quality") and The BlackRock New York Investment Quality Municipal Trust Inc. ("New York Investment Quality") were organized as Maryland corporations on April 12, 1993. The BlackRock Florida Investment Quality Municipal Trust ("Florida Investment Quality") was organized as a Massachusetts business trust on April 15, 1993. BlackRock Municipal Income Trust ("Municipal Income"), BlackRock California Municipal Income Trust ("California Income"), BlackRock Florida Municipal Income Trust ("Florida Income"), BlackRock New Jersey Municipal Income Trust ("New Jersey Income") and BlackRock New York Municipal Income Trust ("New York Income") (collectively the "Income Trusts") were organized as Delaware business trusts on March 30, 2001. Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: Municipal securities (including commitments to purchase such securities on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors/Trustees (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments may be valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and accretes discount to interest income on securities purchased using the interest method.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION PLAN: Under the revised deferred compensation plan approved by each Trust's Board, non-interested Directors/Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Trusts selected by the Directors/Trustees.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Directors/Trustees in order to match its deferred compensation obligations.

NOTE 2.  AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Income Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNCFinancial Services Group, Inc. The investment management agreement on the Income Trusts covers both investment advisory and administration services. Municipal Investment Quality has an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch &Co., Inc. California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality have Administration Agreements with Prudential Investments LLC ("PI"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

   Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust's average weekly managed assets. "Managed assets" means the total assets of the Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust's operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

   The administration fee paid to each Trust's respective administrator is computed weekly and payable monthly based on an annual rate, 0.10% to PI and 0.15% to Princeton, on other than the Income Trusts, of the Trust's average weekly managed assets. The administration fee paid to Princeton is subject to a minimum monthly fee of $12,500.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for the Income Trusts. Each Investment Quality Trust's administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of the custody agreement, Municipal Investment Quality, Municipal Income, California Income, Florida Income, New Jersey Income and New York Income received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees, during the six months ended April 30, 2003, the amounts earned were $6,604, $4,301, $6,392, $8,066, $6,620 and $5,444, respectively.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003, were as follows:

TRUST                            PURCHASES        SALES       TRUST                           PURCHASES       SALES
-----                           -----------    -----------    -----                          -----------   -----------
Municipal Investment Quality    $13,923,001    $13,743,386    Florida Income                 $23,347,010   $20,557,581
Municipal Income                 93,774,943     99,450,544    New Jersey Investment Quality      952,500       811,400
California Investment Quality        36,403        311,257    New Jersey Income               17,616,280    16,120,362
California Income                21,853,450     18,322,959    New York Investment Quality      5,693,610     7,273,870
Florida Investment Quality        2,471,810      1,926,120    New York Income                  6,005,743     4,948,965

   At April 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

TRUST                                    COST         APPRECIATION     DEPRECIATION          NET
-----                                ------------     ------------     ------------      ------------
Municipal Investment Quality         $373,940,371     $29,077,345       $ 9,014,445      $20,062,900
Municipal Income                      993,005,773      25,688,253        46,000,939      (20,312,686)
California Investment Quality          20,999,311       1,601,161           702,393          898,768
California Income                     340,886,385       9,272,525        11,328,259       (2,055,734)
Florida Investment Quality             23,753,019       2,232,742            89,104        2,143,638
Florida Income                        149,284,866       5,196,413         1,098,174        4,098,239
New Jersey Investment Quality          20,486,578       2,147,923           458,145        1,689,778
New Jersey Income                     166,557,502       5,913,249         3,557,731        2,355,518
New York Investment Quality            27,331,350       2,311,400            89,104        2,222,296
New York Income                       282,637,895      12,419,202         5,152,056        7,267,146

   For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2002. These amounts may be used to offset future realized capital gains, if any:

                                   CAPITAL LOSS                                                     CAPITAL LOSS
TRUST                           CARRYFORWARD AMOUNT  EXPIRES     TRUST                           CARRYFORWARD AMOUNT  EXPIRES
-----                           -------------------  -------     -----                           -------------------  -------
MUNICIPAL INVESTMENT QUALITY       $   324,268        2010       NEW JERSEY INVESTMENT QUALITY      $   228,242        2008
                                       133,706        2009                                                6,166        2004
                                     5,068,444        2008                                              281,021        2003
                                       312,281        2007                                          -----------
                                   -----------                                                      $   515,429
                                   $ 5,838,699                                                      ===========
                                   ===========                   NEW JERSEY INCOME                  $   615,438        2010
MUNICIPAL INCOME                   $15,055,804        2010                                               49,975        2009
                                       526,271        2009                                          -----------
                                   -----------                                                      $   665,413
                                   $15,582,075                                                      ===========
                                   ===========                   NEW YORK INVESTMENT QUALITY        $   248,074        2008
CALIFORNIA INVESTMENT QUALITY               --          --                                               11,820        2007
CALIFORNIA INCOME                  $ 2,398,646        2010                                              199,428        2003
                                   ===========                                                      -----------
FLORIDA INVESTMENT QUALITY                  --          --                                          $   459,322
FLORIDA INCOME                     $   711,136        2010                                          ===========
                                       111,530        2009       NEW YORK INCOME                    $    68,166        2010
                                   -----------                                                      ===========
                                   $   822,666
                                   ===========

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts. New York Income's tax year end is July 31st.

NOTE 4. CAPITAL

There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At April 30, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

                                            COMMON
                                            SHARES                     COMMON
TRUST                                     OUTSTANDING               SHARES OWNED
-----                                     -----------               ------------
Municipal Investment Quality              16,707,903                       --
Municipal Income                          43,529,344                       --
California Investment Quality              1,007,093                    7,093
California Income                         14,985,501                       --
Florida Investment Quality                 1,127,093                    7,093
Florida Income                             6,646,343                       --
New Jersey Investment Quality              1,007,093                    7,093
New Jersey Income                          7,414,793                       --
New York Investment Quality                1,307,093                    7,093
New York Income                           12,521,494                       --

   As of April 30, 2003, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST AND SERIES                  SHARES       TRUST AND SERIES                   SHARES
----------------                  ------       ----------------                   ------
Municipal Investment Quality                   Florida Investment Quality--R7        340
  T7                               3,262       Florida Income--T7                  2,302
  T28                              2,600       New Jersey Investment Quality--T7     300
Municipal Income                               New Jersey Income--R7               2,552
  M7                               3,001       New York Investment Quality--F7       392
  T7                               3,001       New York Income
  W7                               3,001         W7                                2,195
  R7                               3,001         F7                                2,195
  F7                               3,001
California Investment Quality--W7    300
California Income
  T7                               2,639
  R7                               2,639

   Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28 day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended April 30, 2003, were as follows:

TRUST                              LOW      HIGH     TRUST                             LOW      HIGH
-----                              -----    -----    -----                             -----    -----
Municipal Investment Quality       0.95%    1.76%    Florida Income                    0.25%    1.53%
Municipal Income                   0.59     1.75     New Jersey Investment Quality     0.60     1.34
California Investment Quality      0.65     1.52     New Jersey Income                 0.70     1.55
California Income                  0.74     1.25     New York Investment Quality       0.75     1.50
Florida Investment Quality         0.80     1.70     New York Income                   0.95     1.75

   A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

   The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Declaration of Trust, are not satisfied.

   The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) change a Trust's sub-classification as a closed-end investment company or change its fundamental investment restrictions.

NOTE 5.  DIVIDENDS

Subsequent to April 30, 2003, the Board of each Trust declared dividends from undistributed earnings per common share payable June 2, 2003, to shareholders of record on May 15, 2003. The per share common dividends declared were as follows:

                               COMMON DIVIDEND                                  COMMON DIVIDEND
TRUST                             PER SHARE       TRUST                            PER SHARE
-----                          ---------------    -----                         ---------------
Municipal Investment Quality      $0.072500       Florida Income                   $0.073542
Municipal Income                   0.078125       New Jersey Investment Quality     0.065900
California Investment Quality      0.068333       New Jersey Income                 0.072500
California Income                  0.073750       New York Investment Quality       0.073125
Florida Investment Quality         0.068800       New York Income                   0.073125

   The dividends declared on preferred shares for the period May 1, 2003 to May 31, 2003, for each of the Trusts were as follows:

                                   DIVIDENDS                                        DIVIDENDS
TRUST AND SERIES                   DECLARED      TRUST AND SERIES                   DECLARED
----------------                   ---------     ----------------                   ---------
Municipal Investment Quality                     Florida Investment Quality--R7      $ 9,812
  T7                                $72,058      Florida Income--T7                   50,736
  T28                                53,612      New Jersey Investment Quality-T7      5,274
Municipal Income                                 New Jersey Income--R7                69,721
  M7                                 61,310      New York Investment Quality--F7       7,009
  T7                                 63,981      New York Income
  W7                                 81,987        W7                                 57,750
  R7                                 83,128        F7                                 50,419
  F7                                 67,613
California Investment Quality--W7     6,327
California Income
  T7                                 53,730
  R7                                 64,524

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

   Pursuant to each Trust's Dividend Reinvestment Plan (the "Plan"), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Investment Quality Trusts will not issue any new shares under the Plan.

   After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share ("NAV") is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Joint Annual Meeting of Shareholders was held on May 22, 2003, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2006:

MUNICIPAL INVESTMENT QUALITY

Elected the Class I Directors and in accordance with Maryland law elected Robert
S. Kapito and Walter F. Mondale, for the remainder of their term, as follows:

DIRECTOR                                            VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Richard E. Cavanagh                                      5,351              4
James Clayburn La Force, Jr.                        15,503,752        126,310
Robert S. Kapito(1)                                 15,514,717        115,345
Walter F. Mondale(2)                                15,333,898        296,164

MUNICIPAL INCOME

Elected the Class II Trustees as follows:

TRUSTEE                                             VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Frank J. Fabozzi                                        14,212             44
Walter F. Mondale                                   42,160,792        996,636
Ralph L. Schlosstein                                42,426,705        730,723

CALIFORNIA INVESTMENT QUALITY

Elected the Class III Directors and in accordance with Maryland law elected Walter F. Mondale, for the remainder of his term, as follows:

DIRECTOR                                            VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Andrew F. Brimmer                                      674,197        24,140
Kent Dixon                                             675,409        22,928
Robert S. Kapito                                       674,197        24,140
Walter F. Mondale(3)                                   673,997        24,340

CALIFORNIA INCOME

Elected the Class II Trustees as follows:

TRUSTEE                                             VOTES FOR     VOTES WITHHELD
------                                              ---------     --------------
Frank J. Fabozzi                                         5,097             16
Walter F. Mondale                                   14,718,380        174,592
Ralph L. Schlosstein                                14,766,916        126,056

FLORIDA INVESTMENT QUALITY

Elected the Class III Trustees as follows:

TRUSTEE                                             VOTES FOR      VOTES WITHELD
-------                                             ---------     --------------
Andrew F. Brimmer                                    1,045,723        12,657
Kent Dixon                                           1,048,223        10,157
Robert S. Kapito                                     1,047,223        11,157


----------
(1) Robert S. Kapito's term for Municipal Investment Quality will expire in
    2005.
(2) Walter F. Mondale's term for Municipal Investment Quality will expire in
    2004.
(3) Walter F. Mondale's term for California Investment Quality will expire in 2005.

FLORIDA INCOME

Elected the Class II Trustees as follows:

TRUSTEE                                             VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Frank J. Fabozzi                                         2,134            --
Walter F. Mondale                                    6,514,717        94,662
Ralph L. Schlosstein                                 6,531,989        77,390

NEW JERSEY INVESTMENT QUALITY

Elected the Class III Directors and in accordance with Maryland law elected Walter F. Mondale, for the remainder of his term, as follows:

DIRECTOR                                            VOTES FOR     VOTES WITHHELD
--------                                            ---------     --------------
Andrew F. Brimmer                                      937,030        18,163
Kent Dixon                                             943,707        11,486
Robert S. Kapito                                       943,707        11,486
Walter F. Mondale1                                     942,227        12,966

NEW JERSEY INCOME

Elected the Class II Trustees as follows:

TRUSTEE                                             VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Frank J. Fabozzi                                         2,508             24
Walter F. Mondale                                    7,272,440        104,519
Ralph L. Schlosstein                                 7,303,179         73,780

NEW YORK INVESTMENT QUALITY

Elected the Class III Directors and in accordance with Maryland law elected Walter F. Mondale, for the remainder of his term, as follows:

DIRECTOR                                            VOTES FOR     VOTES WITHHELD
--------                                            ---------     --------------
Andrew F. Brimmer                                    1,223,690         14,048
Kent Dixon                                           1,223,690         14,048
Robert S. Kapito                                     1,222,790         14,948
Walter F. Mondale1(1)                                1,224,090         13,648

NEW YORK INCOME

Elected the Class II Trustees as follows:

TRUSTEE                                             VOTES FOR     VOTES WITHHELD
-------                                             ---------     --------------
Frank J. Fabozzi                                         3,949             21
Walter F. Mondale                                   12,360,223        122,144
Ralph L. Schlosstein                                12,362,833        119,534


----------
(1) Walter F. Mondale's term for these Trusts will expire in 2005.

                           BlackRock Closed-End Funds


Directors/Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Kevin M. Klingert, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor(1)
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

Custodian
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Auction Agent(1)
   Bank of New York
   5 Penn Plaza, 13th Floor
   New York, NY 10001

Auction Agent(2)
   Deutsche Bank Trust Company Americas
   4 Albany Street
   New York, NY 10006

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors/Trustees
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------

BlackRockAdvisors, Inc.(3)           Princeton Administrators, L.P.(3)   Prudential Investments LLC(3)
100 Bellevue Parkway                 P.O. Box 9095                       Gateway Center Three
Wilmington, DE 19809                 Princeton, NJ 08543-9095            100 Mulberry Street
(800) 227-7BFM                       (800) 543-6217                      Newark, NJ 07102-4077
  BlackRock Municipal Income Trust     BlackRock Investment Quality      (800) 227-7BFM
  BlackRock California Municipal         Municipal Trust                 BlackRock California Investment Quality
    Income Trust                                                           Municipal Trust
  BlackRock Florida Municipal                                            BlackRock Florida Investment Quality
    Income Trust                                                           Municipal Trust
  BlackRock New Jersey Municipal                                         BlackRock New Jersey Investment
    Income Trust                                                           Quality Municipal Trust
  BlackRock New York Municipal                                           BlackRock New York Investment Quality
    Income Trust                                                           Municipal Trust

----------
(1)  For the Income Trusts only.
(2)  For the Investment Quality Trusts only.
(3) Provides administrative services for the Trust(s) listed directly below its name.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.







                                                                          [Logo]

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Principal Executive Officer.

(b)(2) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The BlackRock New York Investment Quality Municipal Trust Inc.



By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/30/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/30/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/30/03








                                       3